Quarterly Holdings Report
for

Fidelity ZERO℠ Total Market Index Fund

January 31, 2021

TMX-QTLY-0321
1.9891458.102

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 1.2%
Anterix, Inc. (a)(b)	2,292	$83,154
AT&T, Inc.	1,458,349	41,752,532
ATN International, Inc.	1,853	80,013
Bandwidth, Inc. (a)(b)	4,418	787,023
Cincinnati Bell, Inc. (a)	9,197	140,162
Cogent Communications Group, Inc.	9,038	514,714
Consolidated Communications Holdings, Inc. (a)	12,717	77,637
Iridium Communications, Inc. (a)	24,662	1,215,097
Liberty Global PLC:
Class A (a)	26,967	650,983
Class C (a)	76,429	1,846,525
Liberty Latin America Ltd.:
Class A (a)	16,181	163,266
Class C (a)	24,058	237,934
Lumen Technologies, Inc.	200,767	2,485,495
ORBCOMM, Inc. (a)	16,890	126,506
Verizon Communications, Inc.	845,675	46,300,706
Vonage Holdings Corp. (a)(b)	49,656	619,707
		97,081,454
Entertainment - 2.0%
Activision Blizzard, Inc.	158,258	14,401,478
AMC Entertainment Holdings, Inc. Class A (b)	22,145	293,643
Cinemark Holdings, Inc. (b)	22,295	451,251
Electronic Arts, Inc.	59,217	8,479,874
Glu Mobile, Inc. (a)(b)	28,457	250,706
Lions Gate Entertainment Corp.:
Class A (a)(b)	25,672	359,151
Class B (a)	10,301	127,320
Live Nation Entertainment, Inc. (a)	29,545	1,963,265
Madison Square Garden Entertainment Corp. (a)	3,430	304,413
Madison Square Garden Sports Corp. (a)	3,956	640,437
Marcus Corp. (b)	4,001	70,418
Netflix, Inc. (a)	90,401	48,128,588
Roku, Inc. Class A (a)	22,318	8,682,372
Sciplay Corp. (A Shares) (a)	4,337	69,262
Take-Two Interactive Software, Inc. (a)	23,464	4,703,359
The Walt Disney Co.	370,434	62,295,886
World Wrestling Entertainment, Inc. Class A (b)	10,029	564,934
Zynga, Inc. (a)	207,067	2,052,034
		153,838,391
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	61,051	111,562,155
Class C (a)	59,848	109,865,368
ANGI Homeservices, Inc. Class A (a)	14,895	208,232
CarGurus, Inc. Class A (a)	18,174	531,590
Cars.com, Inc. (a)	13,750	159,638
Eventbrite, Inc. (a)	13,201	235,638
EverQuote, Inc. Class A (a)	1,832	82,550
Facebook, Inc. Class A (a)	491,871	127,065,035
InterActiveCorp (a)	16,362	3,435,202
Liberty TripAdvisor Holdings, Inc. (a)	14,951	61,000
Match Group, Inc. (a)	53,141	7,432,300
Pinterest, Inc. Class A (a)	104,658	7,170,120
QuinStreet, Inc. (a)	9,956	210,769
Snap, Inc. Class A (a)	187,071	9,903,539
TripAdvisor, Inc. (a)	20,127	623,333
TrueCar, Inc. (a)	21,207	95,007
Twitter, Inc. (a)	162,850	8,228,811
Yelp, Inc. (a)	14,704	479,203
Zillow Group, Inc.:
Class A (a)	9,837	1,364,589
Class C (a)(b)	27,519	3,590,129
		392,304,208
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	49,358	1,755,664
AMC Networks, Inc. Class A (a)(b)	6,215	307,145
Cable One, Inc.	1,103	2,206,000
Cardlytics, Inc. (a)	5,599	684,590
Charter Communications, Inc. Class A (a)	29,855	18,138,704
Clear Channel Outdoor Holdings, Inc. (a)	86,878	172,887
Comcast Corp. Class A	934,019	46,299,322
comScore, Inc. (a)(b)	16,188	51,640
Cumulus Media, Inc. (a)	2,743	23,809
Discovery Communications, Inc.:
Class A (a)(b)	32,892	1,362,387
Class C (non-vtg.) (a)	59,768	2,093,673
DISH Network Corp. Class A (a)	51,093	1,482,719
E.W. Scripps Co. Class A (b)	10,845	160,614
Entercom Communications Corp. Class A	20,794	96,692
Fox Corp.:
Class A	63,934	1,993,462
Class B	37,179	1,111,280
Gannett Co., Inc. (a)(b)	26,217	117,452
Gray Television, Inc. (a)	17,823	303,882
Interpublic Group of Companies, Inc.	82,601	1,988,206
John Wiley & Sons, Inc. Class A	8,646	394,344
Liberty Broadband Corp.:
Class A (a)	6,618	960,735
Class C (a)	41,568	6,071,006
Liberty Media Corp.:
Liberty Braves Class A (a)	1,285	35,158
Liberty Braves Class C (a)	8,143	218,070
Liberty Formula One Group Series C (a)	42,048	1,691,591
Liberty Media Class A (a)	5,445	197,381
Liberty SiriusXM Series A (a)	17,382	702,580
Liberty SiriusXM Series C (a)	35,357	1,434,080
Loral Space & Communications Ltd.	2,534	64,364
Meredith Corp. (b)	7,997	175,374
MSG Network, Inc. Class A (a)(b)	8,231	142,149
National CineMedia, Inc.	11,458	47,723
News Corp.:
Class A	77,627	1,505,964
Class B	28,896	545,556
Nexstar Broadcasting Group, Inc. Class A	8,758	995,522
Omnicom Group, Inc.	43,849	2,735,301
Scholastic Corp.	5,474	141,065
Sinclair Broadcast Group, Inc. Class A (b)	8,994	283,401
Sirius XM Holdings, Inc.	240,928	1,508,209
TechTarget, Inc. (a)	4,730	353,331
Tegna, Inc.	47,315	758,459
The New York Times Co. Class A	29,649	1,470,294
ViacomCBS, Inc. Class B	116,009	5,626,437
WideOpenWest, Inc. (a)	10,652	113,444
		108,521,666
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	9,137	105,441
Gogo, Inc. (a)(b)	9,770	130,918
NII Holdings, Inc. (a)(c)	11,652	25,285
Shenandoah Telecommunications Co.	9,737	378,477
T-Mobile U.S., Inc.	119,304	15,041,848
Telephone & Data Systems, Inc.	22,192	416,100
U.S. Cellular Corp. (a)	2,645	82,471
		16,180,540

TOTAL COMMUNICATION SERVICES		767,926,259

CONSUMER DISCRETIONARY - 12.6%
Auto Components - 0.3%
Adient PLC (a)	19,407	626,652
American Axle & Manufacturing Holdings, Inc. (a)(b)	20,501	180,614
Aptiv PLC	55,019	7,350,538
Autoliv, Inc.	15,822	1,403,570
BorgWarner, Inc.	50,051	2,101,641
Cooper Tire & Rubber Co.	9,619	353,498
Cooper-Standard Holding, Inc. (a)	3,251	99,188
Dana, Inc.	30,818	596,636
Dorman Products, Inc. (a)(b)	6,461	586,853
Fox Factory Holding Corp. (a)(b)	8,556	1,023,640
Gentex Corp.	52,165	1,724,053
Gentherm, Inc. (a)(b)	6,691	409,891
LCI Industries	5,509	712,754
Lear Corp.	11,378	1,715,347
Modine Manufacturing Co. (a)	9,448	118,572
Motorcar Parts of America, Inc. (a)(b)	3,862	87,397
Patrick Industries, Inc.	4,382	302,621
Standard Motor Products, Inc. (b)	4,145	162,608
Stoneridge, Inc. (a)(b)	4,983	136,783
Tenneco, Inc. (a)	8,900	89,890
The Goodyear Tire & Rubber Co.	44,946	474,180
Veoneer, Inc. (a)(b)	18,422	484,314
Visteon Corp. (a)	6,111	779,030
Workhorse Group, Inc. (a)(b)	21,952	753,393
		22,273,663
Automobiles - 1.9%
Ford Motor Co.	800,961	8,434,119
General Motors Co.	257,948	13,072,805
Harley-Davidson, Inc.	31,595	1,266,644
Tesla, Inc. (a)	155,165	123,128,082
Thor Industries, Inc. (b)	11,161	1,350,593
Winnebago Industries, Inc.	7,024	485,077
		147,737,320
Distributors - 0.1%
Core-Mark Holding Co., Inc.	8,828	270,755
Funko, Inc. (a)(b)	4,517	53,978
Genuine Parts Co.	29,566	2,775,656
LKQ Corp. (a)	57,599	2,021,149
Pool Corp.	8,186	2,899,317
		8,020,855
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)(b)	10,622	409,903
American Public Education, Inc. (a)	2,911	83,779
Bright Horizons Family Solutions, Inc. (a)	12,329	1,873,638
Carriage Services, Inc.	3,316	109,826
Chegg, Inc. (a)(b)	26,349	2,510,006
Collectors Universe, Inc.	1,806	164,906
Frontdoor, Inc. (a)	17,472	961,659
Graham Holdings Co.	842	478,349
Grand Canyon Education, Inc. (a)	9,734	826,806
H&R Block, Inc.	36,501	628,912
Houghton Mifflin Harcourt Co. (a)	24,578	121,170
Laureate Education, Inc. Class A (a)	20,975	272,885
OneSpaWorld Holdings Ltd. (b)	10,036	95,242
Perdoceo Education Corp. (a)(b)	14,408	170,447
Regis Corp. (a)(b)	4,615	43,796
Select Interior Concepts, Inc. (a)	3,725	27,826
Service Corp. International	35,173	1,773,774
Strategic Education, Inc.	5,221	461,380
Stride, Inc. (a)(b)	7,838	201,829
Terminix Global Holdings, Inc. (a)	27,798	1,325,409
Weight Watchers International, Inc. (a)(b)	9,084	241,271
		12,782,813
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	51,662	1,771,490
Bally's Corp.	3,868	202,993
Biglari Holdings, Inc. (a)	244	27,997
BJ's Restaurants, Inc. (b)	4,728	220,987
Bloomin' Brands, Inc.	17,202	362,446
Boyd Gaming Corp. (b)	16,743	756,114
Brinker International, Inc.	9,685	570,253
Caesars Entertainment, Inc. (a)	42,416	2,985,662
Carnival Corp.	151,931	2,836,552
Carrols Restaurant Group, Inc. (a)	7,427	45,602
Chipotle Mexican Grill, Inc. (a)	5,715	8,458,200
Choice Hotels International, Inc.	5,585	562,074
Churchill Downs, Inc.	7,210	1,351,515
Chuy's Holdings, Inc. (a)	3,596	126,148
Cracker Barrel Old Country Store, Inc.	5,041	682,098
Darden Restaurants, Inc.	26,653	3,115,469
Dave & Buster's Entertainment, Inc. (b)	9,281	315,740
Del Taco Restaurants, Inc.	7,875	75,758
Denny's Corp. (a)	12,716	200,023
Dine Brands Global, Inc.	3,266	224,570
Domino's Pizza, Inc.	8,037	2,979,798
Drive Shack, Inc. (a)	10,519	25,351
El Pollo Loco Holdings, Inc. (a)	4,411	89,764
Everi Holdings, Inc. (a)(b)	16,968	221,941
Extended Stay America, Inc. unit	32,782	481,240
Fiesta Restaurant Group, Inc. (a)	3,604	54,276
Golden Entertainment, Inc. (a)	3,534	60,078
Hilton Grand Vacations, Inc. (a)	18,562	551,663
Hilton Worldwide Holdings, Inc.	56,531	5,731,678
Hyatt Hotels Corp. Class A	7,148	469,338
Jack in the Box, Inc.	4,540	427,396
Las Vegas Sands Corp.	67,005	3,222,270
Lindblad Expeditions Holdings (a)	6,403	100,527
Marriott International, Inc. Class A	54,480	6,336,569
Marriott Vacations Worldwide Corp.	8,284	1,016,944
McDonald's Corp.	152,276	31,649,044
MGM Resorts International	84,352	2,409,093
Monarch Casino & Resort, Inc. (a)	2,283	120,657
Noodles & Co. (a)	4,940	41,842
Norwegian Cruise Line Holdings Ltd. (a)(b)	65,406	1,481,446
Papa John's International, Inc.	6,925	708,289
Penn National Gaming, Inc. (a)	30,258	3,138,360
Planet Fitness, Inc. (a)	16,659	1,199,448
Playa Hotels & Resorts NV (a)	9,923	52,790
PlayAGS, Inc. (a)	7,322	37,708
Red Robin Gourmet Burgers, Inc. (a)(b)	3,339	87,448
Red Rock Resorts, Inc.	14,192	333,228
Royal Caribbean Cruises Ltd.	38,163	2,480,595
Ruth's Hospitality Group, Inc.	6,445	117,235
Scientific Games Corp. Class A (a)	11,671	457,737
SeaWorld Entertainment, Inc. (a)	9,687	276,758
Shake Shack, Inc. Class A (a)(b)	7,446	844,525
Six Flags Entertainment Corp.	16,155	552,501
Starbucks Corp.	239,822	23,217,168
Texas Roadhouse, Inc. Class A	13,689	1,043,239
The Cheesecake Factory, Inc. (b)	8,179	367,810
Vail Resorts, Inc.	8,192	2,178,744
Wendy's Co.	37,615	767,346
Wingstop, Inc.	6,101	915,455
Wyndham Destinations, Inc.	17,071	755,221
Wyndham Hotels & Resorts, Inc.	19,575	1,138,678
Wynn Resorts Ltd.	19,936	1,984,230
Yum! Brands, Inc.	61,505	6,242,142
		131,259,261
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	5,100	84,762
Cavco Industries, Inc. (a)	1,631	307,704
Century Communities, Inc. (a)	5,735	269,201
D.R. Horton, Inc.	67,624	5,193,523
Ethan Allen Interiors, Inc.	3,712	87,789
Garmin Ltd.	30,698	3,525,972
GoPro, Inc. Class A (a)	25,453	227,804
Helen of Troy Ltd. (a)(b)	5,323	1,300,143
Hooker Furniture Corp.	2,525	76,078
Installed Building Products, Inc. (a)	4,416	463,371
iRobot Corp. (a)(b)	5,768	692,737
KB Home	18,941	788,703
La-Z-Boy, Inc.	9,777	378,565
Leggett & Platt, Inc.	26,249	1,076,209
Lennar Corp.:
Class A	50,781	4,222,440
Class B	9,384	628,165
LGI Homes, Inc. (a)	4,591	489,906
Lovesac (a)(b)	2,036	115,115
M.D.C. Holdings, Inc.	10,657	554,377
M/I Homes, Inc. (a)	6,031	297,750
Meritage Homes Corp. (a)	7,799	625,948
Mohawk Industries, Inc. (a)	12,487	1,793,133
Newell Brands, Inc.	77,756	1,867,699
NVR, Inc. (a)	723	3,214,805
PulteGroup, Inc.	55,537	2,415,860
Skyline Champion Corp. (a)	9,988	335,896
Sonos, Inc. (a)	18,380	480,637
Taylor Morrison Home Corp. (a)	27,591	716,814
Tempur Sealy International, Inc. (a)	41,045	1,083,588
Toll Brothers, Inc.	23,920	1,222,312
TopBuild Corp. (a)(b)	6,768	1,353,262
TRI Pointe Homes, Inc. (a)	26,348	532,230
Tupperware Brands Corp. (a)(b)	10,122	304,470
Turtle Beach Corp. (a)(b)	3,056	91,374
Universal Electronics, Inc. (a)	2,964	160,767
Whirlpool Corp.	12,868	2,381,738
ZAGG, Inc. (a)	5,004	20,817
		39,381,664
Internet & Direct Marketing Retail - 4.2%
1-800-FLOWERS.com, Inc. Class A (a)(b)	5,023	154,357
Amazon.com, Inc. (a)	87,257	279,763,393
Chewy, Inc. (a)(b)	15,490	1,577,192
Duluth Holdings, Inc. (a)(b)	2,607	32,509
eBay, Inc.	133,832	7,562,846
Etsy, Inc. (a)	25,861	5,148,666
Expedia, Inc.	27,860	3,457,426
Groupon, Inc. (a)(b)	4,416	150,895
GrubHub, Inc. (a)	19,232	1,447,593
Lands' End, Inc. (a)(b)	3,162	87,303
Magnite, Inc. (a)(b)	22,904	793,395
Overstock.com, Inc. (a)(b)	8,940	693,744
PetMed Express, Inc.	3,843	146,803
Quotient Technology, Inc. (a)	13,769	121,993
Qurate Retail, Inc. Series A	80,997	1,020,562
Revolve Group, Inc. (a)(b)	5,413	201,147
Shutterstock, Inc.	4,264	277,117
Stamps.com, Inc. (a)	3,720	849,313
Stitch Fix, Inc. (a)(b)	11,618	1,108,822
The Booking Holdings, Inc. (a)	8,382	16,297,374
The RealReal, Inc. (a)	12,707	300,902
Wayfair LLC Class A (a)	14,938	4,067,916
		325,261,268
Leisure Products - 0.1%
Acushnet Holdings Corp.	7,661	312,722
American Outdoor Brands, Inc. (a)	2,370	44,983
Brunswick Corp.	16,501	1,426,676
Callaway Golf Co.	19,926	555,736
Clarus Corp.	4,895	78,614
Hasbro, Inc.	25,743	2,415,208
Johnson Outdoors, Inc. Class A	1,644	179,245
Malibu Boats, Inc. Class A (a)	3,951	277,005
MasterCraft Boat Holdings, Inc. (a)	3,839	98,010
Mattel, Inc. (a)	70,256	1,273,039
Polaris, Inc.	11,700	1,365,039
Smith & Wesson Brands, Inc.	10,719	177,507
Sturm, Ruger & Co., Inc.	3,341	211,686
Vista Outdoor, Inc. (a)	11,434	333,530
YETI Holdings, Inc. (a)	15,632	1,028,898
		9,777,898
Multiline Retail - 0.5%
Big Lots, Inc. (b)	7,108	424,205
Dillard's, Inc. Class A (b)	1,682	147,696
Dollar General Corp.	50,055	9,741,204
Dollar Tree, Inc. (a)	48,190	4,898,995
Kohl's Corp.	31,991	1,409,523
Macy's, Inc. (b)	62,724	943,369
Nordstrom, Inc. (b)	22,381	793,406
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	11,538	1,092,995
Target Corp.	102,481	18,566,483
		38,017,876
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	12,251	282,631
Advance Auto Parts, Inc.	14,405	2,148,362
America's Car Mart, Inc. (a)	1,132	134,459
American Eagle Outfitters, Inc.	32,259	731,957
Asbury Automotive Group, Inc. (a)	4,101	584,844
At Home Group, Inc. (a)(b)	10,586	257,981
AutoNation, Inc. (a)	12,168	867,335
AutoZone, Inc. (a)	4,727	5,286,535
Barnes & Noble Education, Inc. (a)	4,975	29,154
Bed Bath & Beyond, Inc. (b)	26,179	924,904
Best Buy Co., Inc.	47,124	5,128,034
Boot Barn Holdings, Inc. (a)	5,686	325,467
Burlington Stores, Inc. (a)	13,522	3,365,626
Caleres, Inc.	7,005	105,846
Camping World Holdings, Inc. (b)	7,450	254,492
CarMax, Inc. (a)	33,517	3,947,632
Carvana Co. Class A (a)(b)	11,572	3,022,491
Chico's FAS, Inc.	22,906	50,622
Citi Trends, Inc.	1,910	112,690
Conn's, Inc. (a)	3,203	50,383
Designer Brands, Inc. Class A (b)	11,663	142,872
Dick's Sporting Goods, Inc.	13,713	918,908
Express, Inc. (a)	11,382	68,292
Five Below, Inc. (a)	11,402	2,003,673
Floor & Decor Holdings, Inc. Class A (a)	21,346	1,965,326
Foot Locker, Inc.	21,563	944,891
GameStop Corp. Class A (a)(b)	11,236	3,651,700
Gap, Inc.	42,530	861,233
Genesco, Inc. (a)	3,464	134,438
Group 1 Automotive, Inc.	3,579	492,542
Guess?, Inc.	7,259	168,554
Haverty Furniture Companies, Inc.	3,457	113,009
Hibbett Sports, Inc. (a)	3,101	175,051
L Brands, Inc.	47,837	1,949,836
Lithia Motors, Inc. Class A (sub. vtg.)	5,435	1,732,026
Lowe's Companies, Inc.	149,904	25,011,482
Lumber Liquidators Holdings, Inc. (a)	5,745	160,630
MarineMax, Inc. (a)(b)	4,345	181,751
Michaels Companies, Inc. (a)(b)	15,549	241,010
Monro, Inc.	7,254	424,141
Murphy U.S.A., Inc.	5,210	649,010
National Vision Holdings, Inc. (a)	16,064	744,888
O'Reilly Automotive, Inc. (a)	14,810	6,301,211
OneWater Marine, Inc. Class A	2,255	72,904
Party City Holdco, Inc. (a)	21,107	151,759
Penske Automotive Group, Inc.	6,046	361,793
Rent-A-Center, Inc.	10,412	450,840
RH (a)	3,164	1,504,039
Ross Stores, Inc.	72,705	8,091,339
Sally Beauty Holdings, Inc. (a)	24,107	364,016
Shoe Carnival, Inc. (b)	1,689	79,366
Signet Jewelers Ltd.	10,943	444,505
Sleep Number Corp. (a)	5,882	633,727
Sonic Automotive, Inc. Class A (sub. vtg.)	4,455	182,343
Sportsman's Warehouse Holdings, Inc. (a)	8,969	157,137
The Aaron's Co., Inc. (a)	6,445	109,178
The Buckle, Inc. (b)	5,940	233,561
The Cato Corp. Class A (sub. vtg.) (b)	3,559	40,466
The Children's Place Retail Stores, Inc. (a)(b)	2,873	211,079
The Home Depot, Inc.	220,163	59,624,544
The ODP Corp.	10,992	469,248
Tilly's, Inc.	3,899	38,210
TJX Companies, Inc.	245,644	15,731,042
Tractor Supply Co.	23,921	3,390,563
Ulta Beauty, Inc. (a)	11,525	3,224,234
Urban Outfitters, Inc. (a)	13,312	365,148
Williams-Sonoma, Inc.	15,518	2,000,581
Winmark Corp.	617	105,279
Zumiez, Inc. (a)	4,351	187,441
		174,872,261
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	30,620	1,275,629
Carter's, Inc.	9,137	804,421
Columbia Sportswear Co.	6,372	557,295
Crocs, Inc. (a)(b)	14,149	990,713
Deckers Outdoor Corp. (a)	5,793	1,691,440
Fossil Group, Inc. (a)(b)	9,123	132,284
G-III Apparel Group Ltd. (a)(b)	8,272	223,675
Hanesbrands, Inc.	71,984	1,100,635
Kontoor Brands, Inc. (b)	9,090	328,331
Levi Strauss & Co. Class A	12,537	247,104
lululemon athletica, Inc. (a)	24,275	7,978,707
Movado Group, Inc.	2,816	58,179
NIKE, Inc. Class B	256,531	34,269,976
Oxford Industries, Inc.	3,236	211,117
PVH Corp.	14,498	1,236,099
Ralph Lauren Corp.	10,090	1,019,595
Rocky Brands, Inc.	1,766	60,856
Samsonite International SA (a)(d)	292,500	422,532
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	27,541	949,614
Steven Madden Ltd.	15,247	512,299
Tapestry, Inc.	56,147	1,775,368
Under Armour, Inc.:
Class A (sub. vtg.) (a)	45,474	795,795
Class C (non-vtg.) (a)	34,508	516,585
Unifi, Inc. (a)	2,929	70,150
Vera Bradley, Inc. (a)	5,254	44,396
VF Corp.	65,160	5,008,849
Wolverine World Wide, Inc.	16,098	461,047
		62,742,691

TOTAL CONSUMER DISCRETIONARY		972,127,570

CONSUMER STAPLES - 5.6%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	1,881	1,724,670
Brown-Forman Corp. Class B (non-vtg.)	37,334	2,675,728
Coca-Cola Bottling Co. Consolidated	882	235,371
Constellation Brands, Inc. Class A (sub. vtg.)	34,783	7,336,778
Keurig Dr. Pepper, Inc.	118,491	3,768,014
MGP Ingredients, Inc.	2,758	159,688
Molson Coors Beverage Co. Class B	38,500	1,931,160
Monster Beverage Corp. (a)	75,544	6,559,486
National Beverage Corp. (b)	2,302	348,845
Newage, Inc. (a)(b)	19,686	60,042
PepsiCo, Inc.	282,418	38,569,826
The Coca-Cola Co.	791,062	38,089,635
		101,459,243
Food & Staples Retailing - 1.3%
Andersons, Inc.	6,149	141,427
BJ's Wholesale Club Holdings, Inc. (a)	28,511	1,199,458
Casey's General Stores, Inc.	7,607	1,426,160
Chefs' Warehouse Holdings (a)	6,232	170,071
Costco Wholesale Corp.	90,216	31,794,825
Grocery Outlet Holding Corp. (a)	17,060	728,291
Ingles Markets, Inc. Class A	2,688	127,841
Kroger Co.	158,203	5,458,004
Performance Food Group Co. (a)	27,635	1,295,529
PriceSmart, Inc.	4,603	432,130
Rite Aid Corp. (a)	11,256	295,920
SpartanNash Co. (b)	7,017	129,955
Sprouts Farmers Market LLC (a)	24,927	564,597
Sysco Corp.	104,069	7,441,974
U.S. Foods Holding Corp. (a)	45,532	1,411,037
United Natural Foods, Inc. (a)(b)	11,686	316,457
Walgreens Boots Alliance, Inc.	147,551	7,414,438
Walmart, Inc.	283,395	39,814,164
Weis Markets, Inc.	3,116	153,556
		100,315,834
Food Products - 1.0%
Archer Daniels Midland Co.	113,842	5,693,238
B&G Foods, Inc. Class A (b)	13,534	515,375
Beyond Meat, Inc. (a)(b)	10,184	1,813,567
Bunge Ltd.	28,568	1,869,490
Cal-Maine Foods, Inc. (a)(b)	7,358	282,106
Calavo Growers, Inc.	3,084	234,847
Campbell Soup Co.	41,718	2,007,053
Conagra Brands, Inc.	99,944	3,458,062
Darling Ingredients, Inc. (a)(b)	32,910	2,040,749
Farmer Brothers Co. (a)	2,389	12,518
Flowers Foods, Inc.	40,431	928,296
Fresh Del Monte Produce, Inc.	5,611	137,301
Freshpet, Inc. (a)	8,259	1,150,561
General Mills, Inc.	124,808	7,251,345
Hormel Foods Corp.	57,753	2,706,306
Hostess Brands, Inc. Class A (a)(b)	23,933	367,372
Ingredion, Inc.	13,530	1,021,109
J&J Snack Foods Corp.	2,905	443,477
John B. Sanfilippo & Son, Inc.	1,486	119,519
Kellogg Co.	52,038	3,067,120
Lamb Weston Holdings, Inc.	30,187	2,254,969
Lancaster Colony Corp.	4,216	736,029
Landec Corp. (a)	5,197	55,400
McCormick & Co., Inc. (non-vtg.)	50,966	4,563,496
Mondelez International, Inc.	292,214	16,200,344
Pilgrim's Pride Corp. (a)	8,803	170,602
Post Holdings, Inc. (a)	12,791	1,213,226
Sanderson Farms, Inc.	3,939	536,452
Seaboard Corp.	47	147,872
The Hain Celestial Group, Inc. (a)	17,390	723,163
The Hershey Co.	30,113	4,379,635
The J.M. Smucker Co.	23,498	2,735,402
The Kraft Heinz Co.	132,753	4,448,553
The Simply Good Foods Co. (a)(b)	18,615	531,272
Tootsie Roll Industries, Inc. (b)	4,105	162,476
TreeHouse Foods, Inc. (a)(b)	11,141	470,484
Tyson Foods, Inc. Class A	60,075	3,863,423
		78,312,209
Household Products - 1.3%
Central Garden & Pet Co. (a)	3,148	133,129
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,037	235,443
Church & Dwight Co., Inc.	50,962	4,302,722
Clorox Co.	25,722	5,387,730
Colgate-Palmolive Co.	175,028	13,652,184
Energizer Holdings, Inc.	12,414	544,230
Kimberly-Clark Corp.	69,753	9,214,371
Procter & Gamble Co.	506,784	64,974,777
Reynolds Consumer Products, Inc.	10,347	310,410
Spectrum Brands Holdings, Inc.	7,626	576,297
WD-40 Co. (b)	2,855	869,091
		100,200,384
Personal Products - 0.2%
Coty, Inc. Class A	59,505	379,047
Edgewell Personal Care Co.	10,369	346,325
elf Beauty, Inc. (a)	7,281	158,435
Estee Lauder Companies, Inc. Class A	46,373	10,974,170
Herbalife Nutrition Ltd. (a)	19,462	991,784
Inter Parfums, Inc.	3,648	226,833
LifeVantage Corp. (a)	2,088	18,667
MediFast, Inc.	2,464	578,227
Nu Skin Enterprises, Inc. Class A	10,139	586,744
USANA Health Sciences, Inc. (a)	2,279	188,610
		14,448,842
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	34,212	85,530
Altria Group, Inc.	380,856	15,645,564
Philip Morris International, Inc.	318,588	25,375,534
Turning Point Brands, Inc. (b)	2,558	120,482
Universal Corp.	5,064	232,286
Vector Group Ltd.	25,301	297,034
		41,756,430

TOTAL CONSUMER STAPLES		436,492,942

ENERGY - 2.3%
Energy Equipment & Services - 0.3%
Archrock, Inc.	23,576	209,119
Baker Hughes Co. Class A	142,647	2,865,778
Cactus, Inc.	10,158	266,140
Championx Corp. (a)(b)	36,737	561,709
Core Laboratories NV	9,358	308,627
DMC Global, Inc. (b)	3,448	197,122
Dril-Quip, Inc. (a)	6,608	199,033
Exterran Corp. (a)	4,471	19,315
Forum Energy Technologies, Inc. (a)	468	6,940
Frank's International NV (a)	19,718	54,816
Halliburton Co.	182,408	3,215,853
Helix Energy Solutions Group, Inc. (a)	26,087	107,478
Helmerich & Payne, Inc.	21,272	516,484
Liberty Oilfield Services, Inc. Class A (b)	12,342	148,351
Nabors Industries Ltd. (b)	1,268	90,561
Newpark Resources, Inc. (a)	15,494	37,031
Nextier Oilfield Solutions, Inc. (a)	29,953	99,444
NOV, Inc.	80,103	991,675
Oceaneering International, Inc. (a)	20,385	172,253
Oil States International, Inc. (a)	9,983	55,905
Patterson-UTI Energy, Inc.	35,193	216,437
ProPetro Holding Corp. (a)	15,383	122,910
RPC, Inc. (a)	7,684	34,271
Schlumberger Ltd.	285,061	6,331,205
Select Energy Services, Inc. Class A (a)	14,860	74,597
Solaris Oilfield Infrastructure, Inc. Class A	4,008	36,473
TechnipFMC PLC	87,270	932,916
Tidewater, Inc. (a)	6,950	65,956
Transocean Ltd. (United States) (a)(b)	121,172	407,138
U.S. Silica Holdings, Inc.	16,668	135,678
		18,481,215
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (a)	51,785	359,388
Apache Corp.	76,696	1,095,219
Arch Resources, Inc.	2,876	137,818
Ardmore Shipping Corp.	5,836	18,675
Berry Petroleum Corp.	14,004	53,915
Bonanza Creek Energy, Inc. (a)	3,685	76,132
Brigham Minerals, Inc. Class A	8,638	115,663
Cabot Oil & Gas Corp.	81,427	1,492,557
Callon Petroleum Co. (a)(b)	7,832	108,395
Centennial Resource Development, Inc. Class A (a)	31,052	72,662
Cheniere Energy, Inc. (a)	46,793	2,963,401
Chevron Corp.	394,000	33,568,800
Cimarex Energy Co.	20,433	861,864
Clean Energy Fuels Corp. (a)	23,454	239,934
CNX Resources Corp. (a)	47,013	595,655
ConocoPhillips Co.	277,590	11,111,928
CONSOL Energy, Inc. (a)	4,647	37,734
Continental Resources, Inc.	13,933	274,341
CVR Energy, Inc. (b)	5,280	90,288
Delek U.S. Holdings, Inc.	12,677	237,821
Devon Energy Corp.	122,577	2,017,617
Diamond S Shipping, Inc. (a)(b)	3,925	25,081
Diamondback Energy, Inc.	32,438	1,838,910
EOG Resources, Inc.	119,742	6,102,052
EQT Corp.	56,082	914,697
Equitrans Midstream Corp.	85,843	570,856
Exxon Mobil Corp.	865,636	38,815,118
Falcon Minerals Corp.	7,388	22,607
Green Plains, Inc. (b)	7,251	139,292
Hess Corp.	56,351	3,041,827
Highpoint Resources, Inc. (a)(b)	274	2,981
HollyFrontier Corp.	31,248	889,318
International Seaways, Inc. (b)	4,613	73,854
Kinder Morgan, Inc.	400,134	5,633,887
Kosmos Energy Ltd. (b)	78,019	173,202
Laredo Petroleum, Inc. (a)(b)	2,246	52,264
Magnolia Oil & Gas Corp. Class A (a)	23,670	200,485
Marathon Oil Corp.	164,329	1,189,742
Marathon Petroleum Corp.	132,604	5,723,189
Matador Resources Co. (a)(b)	21,469	328,046
Murphy Oil Corp.	31,714	392,302
National Energy Services Reunited Corp. (a)	6,346	68,410
Northern Oil & Gas, Inc. (a)(b)	6,609	67,412
Occidental Petroleum Corp.	171,112	3,432,507
ONEOK, Inc.	90,694	3,612,342
Ovintiv, Inc.	53,945	850,173
Par Pacific Holdings, Inc. (a)	8,151	108,245
PBF Energy, Inc. Class A	18,687	158,279
PDC Energy, Inc. (a)	21,523	467,264
Peabody Energy Corp. (a)	12,475	47,779
Penn Virginia Corp. (a)	3,162	31,746
Phillips 66 Co.	89,627	6,076,711
Pioneer Natural Resources Co.	41,545	5,022,791
QEP Resources, Inc.	47,043	134,073
Range Resources Corp. (a)(b)	53,928	496,677
Renewable Energy Group, Inc. (a)(b)	8,064	722,534
Rex American Resources Corp. (a)	1,082	82,773
Ring Energy, Inc. (a)(b)	7,566	8,474
SM Energy Co.	21,476	180,184
Southwestern Energy Co. (a)	136,004	512,735
Talos Energy, Inc. (a)	3,657	30,938
Targa Resources Corp.	47,076	1,288,470
Teekay Corp. (a)(b)	20,995	51,648
Teekay Tankers Ltd. (a)(b)	4,281	43,880
Tellurian, Inc. (a)(b)	38,821	117,628
The Williams Companies, Inc.	249,073	5,287,820
Valero Energy Corp.	83,667	4,721,329
W&T Offshore, Inc. (a)(b)	16,467	39,850
World Fuel Services Corp.	13,904	425,323
		155,747,512

TOTAL ENERGY		174,228,727

FINANCIALS - 10.6%
Banks - 4.0%
1st Source Corp.	3,680	144,808
Allegiance Bancshares, Inc.	3,241	114,018
Amalgamated Bank	5,646	82,770
Amerant Bancorp, Inc. Class A (a)	4,231	60,334
Ameris Bancorp	15,161	592,947
Associated Banc-Corp.	31,084	557,647
Atlantic Capital Bancshares, Inc. (a)	2,798	50,056
Atlantic Union Bankshares Corp.	17,057	560,152
Banc of California, Inc.	8,391	141,388
BancFirst Corp.	3,765	216,977
Bancorp, Inc., Delaware (a)	10,723	179,825
BancorpSouth Bank	19,401	536,438
Bank of America Corp.	1,557,446	46,178,274
Bank of Hawaii Corp.	8,688	679,315
Bank OZK	26,103	969,987
BankUnited, Inc. (b)	19,617	679,729
Banner Corp.	6,977	308,593
Berkshire Hills Bancorp, Inc.	9,858	163,446
BOK Financial Corp.	5,886	434,740
Boston Private Financial Holdings, Inc.	19,103	232,866
Bridge Bancorp, Inc.	3,251	79,422
Brookline Bancorp, Inc., Delaware	13,899	174,988
Bryn Mawr Bank Corp.	3,503	108,873
Byline Bancorp, Inc.	4,256	68,394
Cadence Bancorp Class A	26,834	480,865
Camden National Corp.	2,667	100,146
Carter Bankshares, Inc.	4,224	42,282
Cathay General Bancorp	15,381	520,185
Central Pacific Financial Corp.	4,783	95,086
CIT Group, Inc.	20,580	759,402
Citigroup, Inc.	426,118	24,710,583
Citizens Financial Group, Inc.	88,413	3,221,770
City Holding Co.	2,886	199,278
Columbia Banking Systems, Inc.	15,330	590,512
Comerica, Inc.	28,025	1,603,030
Commerce Bancshares, Inc.	22,879	1,529,461
Community Bank System, Inc. (b)	10,698	693,765
Community Trust Bancorp, Inc.	3,056	111,422
ConnectOne Bancorp, Inc.	5,765	122,506
Cullen/Frost Bankers, Inc.	11,856	1,093,597
Customers Bancorp, Inc. (a)	6,483	144,052
CVB Financial Corp.	24,580	477,589
Eagle Bancorp, Inc.	6,822	289,867
East West Bancorp, Inc.	29,021	1,739,519
Enterprise Financial Services Corp.	6,766	238,907
Equity Bancshares, Inc. (a)	2,737	60,433
FB Financial Corp.	6,576	245,679
Fifth Third Bancorp	146,221	4,230,174
First Bancorp, North Carolina	5,467	186,206
First Bancorp, Puerto Rico	42,729	388,834
First Bancshares, Inc.	5,109	152,963
First Busey Corp.	10,912	225,551
First Citizens Bancshares, Inc.	1,497	892,197
First Commonwealth Financial Corp.	17,867	209,580
First Financial Bancorp, Ohio	19,108	350,059
First Financial Bankshares, Inc. (b)	32,992	1,249,737
First Financial Corp., Indiana	2,595	99,622
First Foundation, Inc.	6,875	139,288
First Hawaiian, Inc.	25,610	595,433
First Horizon National Corp.	114,463	1,589,891
First Interstate Bancsystem, Inc.	7,025	271,587
First Merchants Corp.	10,985	413,805
First Midwest Bancorp, Inc., Delaware	21,248	351,229
First Republic Bank	35,540	5,152,945
Flushing Financial Corp.	6,051	110,612
FNB Corp., Pennsylvania	65,601	646,826
Fulton Financial Corp.	32,537	435,996
German American Bancorp, Inc.	4,264	144,251
Glacier Bancorp, Inc.	20,092	937,292
Great Southern Bancorp, Inc.	1,602	78,770
Great Western Bancorp, Inc.	10,214	245,136
Hancock Whitney Corp. (b)	17,475	596,597
Hanmi Financial Corp.	6,270	86,651
HarborOne Bancorp, Inc.	13,521	146,838
Heartland Financial U.S.A., Inc.	7,360	313,978
Heritage Commerce Corp.	10,550	92,629
Heritage Financial Corp., Washington	6,643	156,775
Hilltop Holdings, Inc.	13,045	391,872
Home Bancshares, Inc.	33,047	700,596
Hope Bancorp, Inc.	26,820	299,848
Horizon Bancorp, Inc. Indiana	6,540	103,528
Huntington Bancshares, Inc.	210,259	2,780,675
Independent Bank Corp.	5,715	104,927
Independent Bank Corp., Massachusetts	6,489	487,194
Independent Bank Group, Inc.	7,293	447,936
International Bancshares Corp.	10,360	391,712
Investors Bancorp, Inc.	43,062	495,644
JPMorgan Chase& Co.	623,590	80,237,325
KeyCorp	201,066	3,389,973
Lakeland Bancorp, Inc.	8,600	112,746
Lakeland Financial Corp.	5,307	311,521
Live Oak Bancshares, Inc.	5,389	214,913
M&T Bank Corp.	26,338	3,488,995
Mercantile Bank Corp.	3,471	94,238
Midland States Bancorp, Inc.	2,936	53,993
MidWestOne Financial Group, Inc.	2,030	49,918
National Bank Holdings Corp.	5,377	178,893
NBT Bancorp, Inc.	8,512	280,981
Nicolet Bankshares, Inc. (a)	1,603	108,667
OceanFirst Financial Corp.	11,987	217,684
OFG Bancorp	8,854	152,112
Old National Bancorp, Indiana	31,917	535,886
Origin Bancorp, Inc.	3,891	122,917
Pacific Premier Bancorp, Inc.	21,892	727,909
PacWest Bancorp	25,307	764,018
Park National Corp.	2,657	286,983
Peapack-Gladstone Financial Corp.	3,045	71,618
Peoples Bancorp, Inc.	4,509	137,525
Peoples United Financial, Inc.	86,112	1,176,290
Pinnacle Financial Partners, Inc.	15,945	1,092,711
PNC Financial Services Group, Inc.	86,521	12,417,494
Popular, Inc.	17,892	1,015,371
Preferred Bank, Los Angeles	2,381	114,978
Prosperity Bancshares, Inc.	19,418	1,309,550
QCR Holdings, Inc.	3,470	134,567
Regions Financial Corp.	197,899	3,366,262
Renasant Corp.	11,333	401,188
S&T Bancorp, Inc.	8,425	213,995
Sandy Spring Bancorp, Inc.	9,366	311,232
Seacoast Banking Corp., Florida (a)	10,613	323,166
ServisFirst Bancshares, Inc.	9,647	396,299
Signature Bank	10,844	1,791,320
Simmons First National Corp. Class A (b)	21,854	539,794
South State Corp.	14,621	1,019,669
Southside Bancshares, Inc.	5,454	171,092
Sterling Bancorp	42,012	775,542
Stock Yards Bancorp, Inc. (b)	3,702	167,330
SVB Financial Group (a)	10,586	4,634,339
Synovus Financial Corp.	30,330	1,128,276
TCF Financial Corp.	31,838	1,237,225
Texas Capital Bancshares, Inc. (a)	9,951	599,249
Tompkins Financial Corp.	2,127	142,232
TowneBank	13,654	316,773
Trico Bancshares	4,604	171,729
TriState Capital Holdings, Inc. (a)	4,822	88,484
Triumph Bancorp, Inc. (a)	4,665	267,491
Truist Financial Corp.	276,531	13,267,957
Trustmark Corp.	13,190	362,329
U.S. Bancorp	280,552	12,021,653
UMB Financial Corp.	8,428	598,135
Umpqua Holdings Corp.	44,302	642,822
United Bankshares, Inc., West Virginia	27,740	878,248
United Community Bank, Inc.	17,610	525,306
Univest Corp. of Pennsylvania	4,666	104,752
Valley National Bancorp	88,867	907,332
Veritex Holdings, Inc.	10,331	264,060
Washington Trust Bancorp, Inc.	3,825	166,694
Webster Financial Corp.	18,963	886,520
Wells Fargo & Co.	846,489	25,293,091
WesBanco, Inc.	13,761	399,069
Westamerica Bancorp.	5,403	301,595
Western Alliance Bancorp.	20,480	1,396,326
Wintrust Financial Corp.	12,330	742,143
Zions Bancorp NA	33,829	1,493,212
		306,195,014
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	9,089	1,001,517
Ameriprise Financial, Inc.	24,055	4,759,763
Artisan Partners Asset Management, Inc.	11,650	563,860
Assetmark Financial Holdings, Inc. (a)	3,392	78,084
B. Riley Financial, Inc.	3,670	176,894
Bank of New York Mellon Corp.	166,785	6,643,047
BGC Partners, Inc. Class A	59,807	212,315
BlackRock, Inc. Class A	29,013	20,345,656
Blucora, Inc. (a)	10,387	172,009
BrightSphere Investment Group, Inc.	11,750	215,378
Cboe Global Markets, Inc.	22,159	2,032,645
Charles Schwab Corp.	305,247	15,732,430
CME Group, Inc.	73,482	13,354,619
Cohen & Steers, Inc.	4,460	292,130
Cowen Group, Inc. Class A	5,370	135,056
Diamond Hill Investment Group, Inc.	470	69,668
Donnelley Financial Solutions, Inc. (a)	5,701	101,991
Eaton Vance Corp. (non-vtg.)	23,213	1,558,521
Evercore, Inc. Class A	8,510	928,441
FactSet Research Systems, Inc.	7,802	2,358,857
Federated Hermes, Inc. Class B (non-vtg.)	18,899	510,273
Focus Financial Partners, Inc. Class A (a)	6,283	298,945
Franklin Resources, Inc.	56,099	1,474,843
Goldman Sachs Group, Inc.	70,423	19,096,605
Greenhill & Co., Inc. (b)	2,228	25,867
Hamilton Lane, Inc. Class A	6,155	463,902
Houlihan Lokey	10,654	690,912
Interactive Brokers Group, Inc.	17,357	1,062,075
Intercontinental Exchange, Inc.	114,697	12,656,814
Invesco Ltd.	78,120	1,608,491
Janus Henderson Group PLC	30,810	947,716
Lazard Ltd. Class A	23,486	967,623
LPL Financial	16,196	1,754,675
MarketAxess Holdings, Inc.	7,761	4,196,838
Moelis & Co. Class A	10,887	541,193
Moody's Corp.	33,018	8,791,373
Morgan Stanley	292,387	19,604,548
Morningstar, Inc.	4,340	997,723
MSCI, Inc.	16,956	6,702,707
NASDAQ, Inc.	23,401	3,165,453
Northern Trust Corp.	42,578	3,797,532
Oppenheimer Holdings, Inc. Class A (non-vtg.)	1,424	49,370
Piper Jaffray Companies	2,746	250,792
PJT Partners, Inc.	4,831	333,291
Raymond James Financial, Inc.	24,783	2,476,565
S&P Global, Inc.	49,210	15,599,570
Sculptor Capital Management, Inc. Class A	2,955	50,117
SEI Investments Co.	24,181	1,277,966
State Street Corp.	72,017	5,041,190
Stifel Financial Corp.	20,845	1,080,188
StoneX Group, Inc. (a)	3,156	168,909
T. Rowe Price Group, Inc.	46,216	7,231,880
The Blackstone Group LP	137,908	9,266,039
Tradeweb Markets, Inc. Class A	18,825	1,144,372
Victory Capital Holdings, Inc.	2,735	58,037
Virtu Financial, Inc. Class A	16,873	468,563
Virtus Investment Partners, Inc.	1,424	299,040
Waddell & Reed Financial, Inc. Class A	12,337	312,003
WisdomTree Investments, Inc.	22,032	117,541
		205,314,422
Consumer Finance - 0.6%
Ally Financial, Inc.	77,061	2,915,988
American Express Co.	133,428	15,512,339
Capital One Financial Corp.	93,355	9,733,192
Credit Acceptance Corp. (a)(b)	2,476	955,167
CURO Group Holdings Corp.	3,009	43,721
Discover Financial Services	62,757	5,242,720
Encore Capital Group, Inc. (a)(b)	6,080	180,576
Enova International, Inc. (a)	6,735	152,211
EZCORP, Inc. (non-vtg.) Class A (a)(b)	9,132	41,003
First Cash Financial Services, Inc.	8,947	526,799
Green Dot Corp. Class A (a)	10,598	532,338
LendingClub Corp. (a)	16,836	182,671
LendingTree, Inc. (a)(b)	2,239	728,839
Navient Corp.	37,756	424,944
Nelnet, Inc. Class A (b)	5,465	375,937
OneMain Holdings, Inc.	15,447	719,212
PRA Group, Inc. (a)	9,242	304,709
PROG Holdings, Inc.	13,965	658,869
Regional Management Corp.	2,020	57,166
Santander Consumer U.S.A. Holdings, Inc.	13,331	294,615
SLM Corp.	80,395	1,115,883
Synchrony Financial	111,019	3,735,789
World Acceptance Corp. (a)(b)	865	124,058
		44,558,746
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	397,761	90,637,799
Cannae Holdings, Inc. (a)	17,159	651,870
Equitable Holdings, Inc.	82,088	2,034,141
Jefferies Financial Group, Inc.	43,231	1,009,444
Voya Financial, Inc.	26,392	1,463,700
		95,796,954
Insurance - 1.9%
AFLAC, Inc.	132,937	6,006,094
Alleghany Corp.	2,910	1,649,534
Allstate Corp.	62,059	6,651,484
AMBAC Financial Group, Inc. (a)	8,578	123,695
American Equity Investment Life Holding Co.	19,021	555,223
American Financial Group, Inc.	14,773	1,390,730
American International Group, Inc.	176,350	6,602,544
American National Group, Inc.	1,896	167,568
Amerisafe, Inc.	3,466	192,363
Aon PLC	46,738	9,492,488
Arch Capital Group Ltd. (a)	83,123	2,610,893
Argo Group International Holdings, Ltd. (b)	7,234	291,892
Arthur J. Gallagher & Co.	39,049	4,506,645
Assurant, Inc.	12,185	1,650,702
Assured Guaranty Ltd.	16,195	578,971
Athene Holding Ltd. (a)	26,236	1,072,790
Axis Capital Holdings Ltd.	17,081	784,018
Brighthouse Financial, Inc. (a)	17,725	626,756
Brown & Brown, Inc.	49,286	2,123,734
Chubb Ltd.	92,278	13,442,136
Cincinnati Financial Corp.	30,768	2,587,281
CNO Financial Group, Inc. (b)	27,746	588,493
eHealth, Inc. (a)	5,465	261,500
Employers Holdings, Inc.	5,430	165,615
Enstar Group Ltd. (a)	2,865	573,602
Erie Indemnity Co. Class A	5,111	1,242,484
Everest Re Group Ltd.	8,195	1,729,801
First American Financial Corp.	22,648	1,184,264
FNF Group	60,037	2,179,343
Genworth Financial, Inc. Class A (a)	105,193	298,748
Globe Life, Inc.	19,657	1,776,796
Goosehead Insurance	3,334	445,422
Greenlight Capital Re, Ltd. (a)(b)	6,458	48,500
Hallmark Financial Services, Inc. (a)	2,291	8,248
Hanover Insurance Group, Inc.	7,281	818,894
Hartford Financial Services Group, Inc.	73,465	3,527,789
HCI Group, Inc.	1,035	57,577
Heritage Insurance Holdings, Inc.	3,315	30,896
Horace Mann Educators Corp. (b)	7,820	306,309
James River Group Holdings Ltd.	6,590	293,123
Kemper Corp.	12,561	883,666
Kinsale Capital Group, Inc.	4,419	828,828
Lincoln National Corp.	37,524	1,706,967
Loews Corp.	48,250	2,185,243
Markel Corp. (a)	2,822	2,735,873
Marsh & McLennan Companies, Inc.	103,301	11,353,813
MBIA, Inc. (a)	10,573	64,918
Mercury General Corp.	5,308	281,377
MetLife, Inc.	156,963	7,557,768
National Western Life Group, Inc.	403	72,540
Old Republic International Corp.	59,015	1,068,172
Palomar Holdings, Inc. (a)(b)	4,529	451,043
Primerica, Inc.	8,315	1,158,363
Principal Financial Group, Inc.	52,615	2,592,341
ProAssurance Corp.	10,204	187,039
Progressive Corp.	119,644	10,431,760
ProSight Global, Inc. (a)	1,716	21,364
Prudential Financial, Inc.	80,801	6,325,102
Reinsurance Group of America, Inc.	14,025	1,473,326
RenaissanceRe Holdings Ltd.	10,255	1,542,762
RLI Corp.	8,362	809,274
Safety Insurance Group, Inc.	2,891	212,315
Selective Insurance Group, Inc.	13,314	865,144
State Auto Financial Corp.	3,039	50,265
Stewart Information Services Corp.	5,104	236,724
The Travelers Companies, Inc.	51,824	7,063,611
Third Point Reinsurance Ltd. (a)	17,397	160,574
Trupanion, Inc. (a)	6,671	748,486
United Fire Group, Inc.	3,743	103,082
United Insurance Holdings Corp.	3,578	18,176
Universal Insurance Holdings, Inc.	5,366	71,851
Unum Group	42,411	985,208
W.R. Berkley Corp.	28,864	1,793,609
White Mountains Insurance Group Ltd.	660	673,200
Willis Towers Watson PLC	26,376	5,352,745
		150,711,474
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc.	4,830	17,098
AGNC Investment Corp.	110,084	1,717,310
Annaly Capital Management, Inc.	282,303	2,292,300
Anworth Mortgage Asset Corp.	15,570	37,991
Apollo Commercial Real Estate Finance, Inc.	25,968	290,322
Ares Commercial Real Estate Corp.	6,011	68,045
Arlington Asset Investment Corp.	9,366	33,905
Armour Residential REIT, Inc.	13,389	149,555
Blackstone Mortgage Trust, Inc.	31,623	843,069
Capstead Mortgage Corp.	16,793	89,675
Cherry Hill Mortgage Investment Corp.	4,889	43,023
Chimera Investment Corp.	45,461	459,156
Colony NorthStar Credit Real Estate, Inc.	14,743	116,470
Dynex Capital, Inc.	5,787	104,455
Exantas Capital Corp.	6,618	26,340
Granite Point Mortgage Trust, Inc.	11,320	105,502
Great Ajax Corp.	6,269	61,750
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,799	934,511
Invesco Mortgage Capital, Inc. (b)	37,979	153,435
KKR Real Estate Finance Trust, Inc. (b)	5,535	94,759
Ladder Capital Corp. Class A	22,547	221,637
MFA Financial, Inc.	100,558	366,031
New Residential Investment Corp.	87,568	822,264
New York Mortgage Trust, Inc.	69,552	259,429
Orchid Island Capital, Inc.	14,471	74,815
PennyMac Mortgage Investment Trust	19,465	335,771
Ready Capital Corp.	8,182	93,111
Redwood Trust, Inc.	21,021	180,360
Starwood Property Trust, Inc.	59,982	1,125,262
TPG RE Finance Trust, Inc.	10,023	97,925
Two Harbors Investment Corp.	63,886	387,788
Western Asset Mortgage Capital Corp.	9,566	28,220
		11,631,284
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	10,392	404,768
Capitol Federal Financial, Inc.	26,072	323,814
Columbia Financial, Inc. (a)(b)	15,190	234,230
Dime Community Bancshares, Inc.	4,670	74,253
Essent Group Ltd.	23,278	973,719
Farmer Mac Class C (non-vtg.)	1,695	128,820
Flagstar Bancorp, Inc.	9,922	425,158
HomeStreet, Inc.	4,334	157,758
Kearny Financial Corp.	16,725	173,104
Meridian Bancorp, Inc. Maryland	10,793	163,514
Meta Financial Group, Inc.	7,132	275,509
MGIC Investment Corp.	65,895	772,289
Mr. Cooper Group, Inc. (a)	14,015	381,628
New York Community Bancorp, Inc.	99,971	1,045,697
NMI Holdings, Inc. (a)	16,147	342,478
Northfield Bancorp, Inc.	7,451	92,094
Northwest Bancshares, Inc.	24,757	315,652
Pennymac Financial Services, Inc.	8,588	498,104
Premier Financial Corp.	6,677	185,354
Provident Financial Services, Inc.	15,477	286,634
Radian Group, Inc.	41,806	802,675
Rocket Cos., Inc. (a)(b)	23,754	507,385
TFS Financial Corp.	12,730	224,939
Trustco Bank Corp., New York	16,802	104,508
Walker & Dunlop, Inc.	5,793	476,880
Washington Federal, Inc.	14,400	376,992
Waterstone Financial, Inc.	4,272	78,904
WSFS Financial Corp.	10,226	439,411
		10,266,271

TOTAL FINANCIALS		824,474,165

HEALTH CARE - 14.2%
Biotechnology - 2.9%
89Bio, Inc. (a)(b)	1,558	31,627
AbbVie, Inc.	361,242	37,020,080
Abeona Therapeutics, Inc. (a)	11,891	22,712
ACADIA Pharmaceuticals, Inc. (a)	23,335	1,121,247
Acceleron Pharma, Inc. (a)	10,534	1,216,993
Acorda Therapeutics, Inc. (a)(b)	659	4,442
Adamas Pharmaceuticals, Inc. (a)	1,801	10,644
ADMA Biologics, Inc. (a)	17,199	38,182
Adverum Biotechnologies, Inc. (a)	17,036	210,054
Agenus, Inc. (a)(b)	29,556	108,766
Agios Pharmaceuticals, Inc. (a)	11,941	560,869
Akebia Therapeutics, Inc. (a)(b)	27,164	88,011
Akero Therapeutics, Inc. (a)	3,437	101,117
Albireo Pharma, Inc. (a)	3,590	131,645
Aldeyra Therapeutics, Inc. (a)	7,717	86,430
Alector, Inc. (a)(b)	10,217	172,054
Alexion Pharmaceuticals, Inc. (a)	44,811	6,870,871
Alkermes PLC (a)	33,983	713,303
Allakos, Inc. (a)	6,430	857,312
Allogene Therapeutics, Inc. (a)(b)	14,121	489,999
Alnylam Pharmaceuticals, Inc. (a)	23,796	3,580,822
Amgen, Inc.	119,177	28,772,903
Amicus Therapeutics, Inc. (a)	54,397	1,028,647
AnaptysBio, Inc. (a)	4,786	124,053
Anavex Life Sciences Corp. (a)(b)	11,975	75,203
Anika Therapeutics, Inc. (a)(b)	2,581	95,523
Apellis Pharmaceuticals, Inc. (a)(b)	11,879	525,883
Arcus Biosciences, Inc. (a)(b)	9,335	324,205
Arcutis Biotherapeutics, Inc. (a)(b)	4,607	125,725
Ardelyx, Inc. (a)(b)	11,705	79,477
Arena Pharmaceuticals, Inc. (a)(b)	12,031	893,181
Arrowhead Pharmaceuticals, Inc. (a)(b)	21,052	1,624,583
Assembly Biosciences, Inc. (a)(b)	5,944	33,168
Atara Biotherapeutics, Inc. (a)	15,822	292,074
Athenex, Inc. (a)(b)	13,857	181,111
Avid Bioservices, Inc. (a)	9,970	145,462
AVROBIO, Inc. (a)	6,432	92,042
Beam Therapeutics, Inc. (b)	5,507	531,040
BioCryst Pharmaceuticals, Inc. (a)(b)	37,039	315,572
Biogen, Inc. (a)	31,508	8,904,476
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	10,508	895,492
BioMarin Pharmaceutical, Inc. (a)	37,247	3,083,307
Black Diamond Therapeutics, Inc. (a)(b)	2,980	73,815
bluebird bio, Inc.(a)(b)	13,979	622,764
Blueprint Medicines Corp. (a)(b)	11,647	1,126,847
BridgeBio Pharma, Inc. (a)(b)	19,655	1,115,618
Calithera Biosciences, Inc. (a)(b)	15,184	43,578
CareDx, Inc. (a)	10,144	775,306
Catalyst Biosciences, Inc. (a)	5,646	31,900
Catalyst Pharmaceutical Partners, Inc. (a)	17,030	61,989
Cel-Sci Corp. (a)(b)	7,157	178,567
ChemoCentryx, Inc. (a)	10,619	605,389
Clovis Oncology, Inc. (a)(b)	16,889	133,423
Coherus BioSciences, Inc. (a)(b)	12,357	232,312
Concert Pharmaceuticals, Inc. (a)	4,143	43,377
Corbus Pharmaceuticals Holdings, Inc. (a)	12,965	23,726
Cortexyme, Inc. (a)(b)	2,616	102,600
Cue Biopharma, Inc. (a)	5,090	68,919
Cytokinetics, Inc. (a)(b)	14,363	282,520
CytomX Therapeutics, Inc. (a)	8,039	55,549
Deciphera Pharmaceuticals, Inc. (a)	8,797	388,827
Denali Therapeutics, Inc. (a)(b)	16,499	1,130,182
Dicerna Pharmaceuticals, Inc. (a)	12,458	279,931
Dynavax Technologies Corp. (a)(b)	18,665	117,776
Eagle Pharmaceuticals, Inc. (a)	2,002	93,433
Editas Medicine, Inc. (a)(b)	13,559	831,845
Eiger Biopharmaceuticals, Inc. (a)	5,638	54,181
Emergent BioSolutions, Inc. (a)(b)	9,309	994,667
Enanta Pharmaceuticals, Inc. (a)	3,662	175,996
Epizyme, Inc. (a)(b)	17,727	194,111
Esperion Therapeutics, Inc. (a)(b)	5,167	162,709
Exact Sciences Corp. (a)	32,595	4,470,730
Exelixis, Inc. (a)	64,099	1,423,639
Fate Therapeutics, Inc. (a)(b)	15,979	1,448,177
FibroGen, Inc. (a)(b)	16,666	802,968
Five Prime Therapeutics, Inc. (a)	8,913	149,025
Flexion Therapeutics, Inc. (a)(b)	9,709	118,159
G1 Therapeutics, Inc. (a)(b)	5,926	142,994
Geron Corp. (a)(b)	66,152	117,751
Gilead Sciences, Inc.	256,902	16,852,771
Global Blood Therapeutics, Inc. (a)(b)	13,133	658,226
GlycoMimetics, Inc. (a)	6,172	22,404
Gossamer Bio, Inc. (a)	10,816	109,242
Gritstone Oncology, Inc. (a)(b)	3,371	61,015
Halozyme Therapeutics, Inc. (a)(b)	26,248	1,249,142
Heron Therapeutics, Inc. (a)(b)	16,171	280,729
Homology Medicines, Inc. (a)	6,476	78,683
ImmunoGen, Inc. (a)	35,795	255,218
Incyte Corp. (a)	38,259	3,433,745
Inovio Pharmaceuticals, Inc. (a)(b)	37,948	483,837
Insmed, Inc. (a)	21,145	794,841
Intellia Therapeutics, Inc. (a)(b)	11,800	738,916
Intercept Pharmaceuticals, Inc. (a)(b)	4,897	172,570
Invitae Corp. (a)(b)	33,039	1,636,091
Ionis Pharmaceuticals, Inc. (a)	29,210	1,754,645
Iovance Biotherapeutics, Inc. (a)	28,114	1,232,518
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	30,541	312,129
Jounce Therapeutics, Inc. (a)	3,527	39,855
Kadmon Holdings, Inc. (a)	32,925	158,040
Kalvista Pharmaceuticals, Inc. (a)	2,189	33,273
Karuna Therapeutics, Inc. (a)	3,148	312,376
Karyopharm Therapeutics, Inc. (a)	11,914	181,450
Keros Therapeutics, Inc. (b)	1,180	67,319
Kiniksa Pharmaceuticals Ltd. (a)(b)	5,000	98,450
Kodiak Sciences, Inc. (a)(b)	6,507	821,899
Krystal Biotech, Inc. (a)	3,146	219,276
Kura Oncology, Inc. (a)	13,494	404,145
La Jolla Pharmaceutical Co. (a)	3,000	18,360
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,521	652,617
Macrogenics, Inc. (a)	12,204	249,450
Madrigal Pharmaceuticals, Inc. (a)(b)	1,678	199,279
MannKind Corp. (a)(b)	45,632	160,625
Minerva Neurosciences, Inc. (a)(b)	5,878	18,751
Mirati Therapeutics, Inc. (a)	9,294	1,908,337
Moderna, Inc. (a)	61,592	10,665,271
Molecular Templates, Inc. (a)	6,973	79,841
Myriad Genetics, Inc. (a)	14,589	401,927
Natera, Inc. (a)	16,064	1,713,065
Neurocrine Biosciences, Inc. (a)	19,263	2,114,114
NextCure, Inc. (a)	2,365	27,410
Novavax, Inc. (a)(b)	12,027	2,657,245
Opko Health, Inc. (a)(b)	90,725	490,822
ORIC Pharmaceuticals, Inc. (a)(b)	2,986	87,550
Passage Bio, Inc. (b)	4,901	91,453
PDL BioPharma, Inc. (a)(b)(c)	20,940	51,722
PhaseBio Pharmaceuticals, Inc. (a)(b)	3,484	13,413
Pieris Pharmaceuticals, Inc. (a)(b)	8,432	21,417
Precigen, Inc. (a)(b)	13,751	116,884
Protagonist Therapeutics, Inc. (a)	6,723	139,233
Prothena Corp. PLC (a)	5,951	66,711
PTC Therapeutics, Inc. (a)(b)	13,576	784,964
Puma Biotechnology, Inc. (a)(b)	6,050	71,027
Radius Health, Inc. (a)	10,106	188,982
Recro Pharma, Inc. (a)	2,879	9,011
Regeneron Pharmaceuticals, Inc. (a)	21,431	10,797,795
REGENXBIO, Inc. (a)(b)	7,847	324,317
Repligen Corp. (a)	10,256	2,051,200
Revolution Medicines, Inc.	8,684	365,944
Rhythm Pharmaceuticals, Inc. (a)(b)	6,543	200,805
Rigel Pharmaceuticals, Inc. (a)	32,565	118,537
Rocket Pharmaceuticals, Inc. (a)(b)	8,744	481,620
Rubius Therapeutics, Inc. (a)(b)	5,938	71,078
Sage Therapeutics, Inc. (a)	10,704	863,278
Sangamo Therapeutics, Inc. (a)	23,227	317,281
Sarepta Therapeutics, Inc. (a)	16,326	1,459,544
Seagen, Inc. (a)	25,874	4,250,322
Sesen Bio, Inc. (a)	23,940	40,937
Sorrento Therapeutics, Inc. (a)(b)	45,480	575,777
Spectrum Pharmaceuticals, Inc. (a)	29,030	104,218
Stoke Therapeutics, Inc. (a)(b)	4,236	258,735
Syndax Pharmaceuticals, Inc. (a)(b)	5,797	116,172
Syros Pharmaceuticals, Inc. (a)(b)	6,755	73,933
TCR2 Therapeutics, Inc. (a)	4,405	113,341
TG Therapeutics, Inc. (a)	21,931	1,058,609
Translate Bio, Inc. (a)(b)	13,711	327,419
Travere Therapeutics, Inc. (a)	8,703	219,751
Turning Point Therapeutics, Inc. (a)	8,842	1,109,583
Twist Bioscience Corp. (a)	8,346	1,373,251
Ultragenyx Pharmaceutical, Inc. (a)	12,804	1,774,506
United Therapeutics Corp. (a)	8,952	1,466,517
UNITY Biotechnology, Inc. (a)(b)	4,685	27,993
Vanda Pharmaceuticals, Inc. (a)	11,736	168,294
Veracyte, Inc. (a)	11,549	654,828
Verastem, Inc. (a)(b)	27,193	53,026
Vericel Corp. (a)(b)	9,657	398,544
Vertex Pharmaceuticals, Inc. (a)	53,268	12,202,633
Viking Therapeutics, Inc. (a)(b)	11,665	85,271
Voyager Therapeutics, Inc. (a)	4,677	35,311
Xbiotech, Inc. (a)	2,697	50,515
Xencor, Inc. (a)(b)	11,193	512,080
XOMA Corp. (a)	2,655	96,164
Y-mAbs Therapeutics, Inc. (a)(b)	4,902	205,933
Zentalis Pharmaceuticals, Inc.	2,643	101,412
ZIOPHARM Oncology, Inc. (a)(b)	46,538	172,656
		220,397,023
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	362,603	44,814,105
Abiomed, Inc. (a)	9,219	3,210,517
Accelerate Diagnostics, Inc. (a)(b)	5,096	52,285
Accuray, Inc. (a)	17,735	87,611
Align Technology, Inc. (a)	14,684	7,714,680
Alphatec Holdings, Inc. (a)	11,406	169,721
Angiodynamics, Inc. (a)	7,777	145,741
Antares Pharma, Inc. (a)	33,403	146,305
Atricure, Inc. (a)	10,221	595,169
Atrion Corp.	261	170,034
Avanos Medical, Inc. (a)	10,181	461,199
AxoGen, Inc. (a)	7,211	125,111
Axonics Modulation Technologies, Inc. (a)	5,672	293,242
Baxter International, Inc.	104,575	8,034,497
Becton, Dickinson & Co.	59,355	15,538,545
BioLife Solutions, Inc. (a)	5,001	189,638
Boston Scientific Corp. (a)	293,315	10,395,084
Cantel Medical Corp.	7,749	611,939
Cardiovascular Systems, Inc. (a)(b)	7,690	345,973
Cerus Corp. (a)	32,529	214,366
CONMED Corp.	6,080	680,352
Cryolife, Inc. (a)(b)	7,299	174,665
CryoPort, Inc. (a)(b)	8,943	609,913
Cutera, Inc. (a)(b)	3,827	92,652
Danaher Corp.	129,312	30,755,566
Dentsply Sirona, Inc.	44,301	2,369,660
DexCom, Inc. (a)	19,613	7,351,933
Edwards Lifesciences Corp. (a)	127,530	10,531,427
Genmark Diagnostics, Inc. (a)	13,179	182,002
Glaukos Corp. (a)(b)	9,577	849,384
Globus Medical, Inc. (a)	15,486	955,331
Haemonetics Corp. (a)	10,431	1,192,159
Heska Corp. (a)(b)	1,687	282,336
Hill-Rom Holdings, Inc.	13,416	1,288,473
Hologic, Inc. (a)	52,739	4,204,880
ICU Medical, Inc. (a)	4,080	834,278
IDEXX Laboratories, Inc. (a)	17,452	8,353,923
Inogen, Inc. (a)	3,532	172,821
Insulet Corp. (a)	13,478	3,601,052
Integer Holdings Corp. (a)	6,993	516,083
Integra LifeSciences Holdings Corp. (a)	14,742	973,562
Intersect ENT, Inc. (a)	7,044	158,279
IntriCon Corp. (a)	1,693	31,033
Intuitive Surgical, Inc. (a)	24,048	17,979,247
Invacare Corp. (b)	6,817	63,807
IRadimed Corp. (a)	1,043	25,804
iRhythm Technologies, Inc. (a)	5,932	999,067
Lantheus Holdings, Inc. (a)(b)	12,539	204,010
LeMaitre Vascular, Inc. (b)	3,692	177,438
LENSAR, Inc. (a)	1,588	11,100
LivaNova PLC (a)	10,070	633,403
Masimo Corp. (a)	10,377	2,655,682
Medtronic PLC	275,343	30,653,936
Meridian Bioscience, Inc. (a)	8,413	185,927
Merit Medical Systems, Inc. (a)	10,077	545,670
Mesa Laboratories, Inc.	929	257,463
Natus Medical, Inc. (a)	6,922	168,689
Neogen Corp. (a)	10,916	882,777
Nevro Corp. (a)	6,995	1,131,721
NuVasive, Inc. (a)(b)	10,970	589,528
OraSure Technologies, Inc. (a)	14,113	214,941
Orthofix International NV (a)	3,509	141,799
OrthoPediatrics Corp. (a)(b)	2,675	123,532
Penumbra, Inc. (a)(b)	6,927	1,808,570
Quidel Corp. (a)	7,803	1,958,319
ResMed, Inc.	29,671	5,980,783
Seaspine Holdings Corp. (a)	5,280	85,853
Senseonics Holdings, Inc. (a)(b)	38,935	92,276
Shockwave Medical, Inc. (a)	6,486	752,635
SI-BONE, Inc. (a)	5,409	158,376
Sientra, Inc. (a)	7,889	36,999
Silk Road Medical, Inc. (a)	6,617	360,825
Staar Surgical Co. (a)	9,399	964,149
STERIS PLC	17,487	3,271,993
Stryker Corp.	66,834	14,770,982
SurModics, Inc. (a)	2,364	107,562
Tactile Systems Technology, Inc. (a)(b)	3,875	211,381
Tandem Diabetes Care, Inc. (a)	13,099	1,213,622
Teleflex, Inc.	9,514	3,592,772
The Cooper Companies, Inc.	10,039	3,654,598
TransMedics Group, Inc. (a)	4,779	108,866
Vapotherm, Inc. (a)(b)	4,019	138,856
Varex Imaging Corp. (a)	7,248	140,321
Varian Medical Systems, Inc. (a)	18,611	3,267,533
ViewRay, Inc. (a)	22,516	99,971
West Pharmaceutical Services, Inc.	15,083	4,517,208
Wright Medical Group NV (c)	326	0
Zimmer Biomet Holdings, Inc.	42,329	6,504,697
Zynex, Inc. (a)(b)	3,888	70,256
		280,992,470
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	15,679	793,357
Acadia Healthcare Co., Inc. (a)	18,758	950,655
Addus HomeCare Corp. (a)	3,227	363,199
Amedisys, Inc. (a)	6,739	1,936,182
AmerisourceBergen Corp.	30,059	3,132,148
AMN Healthcare Services, Inc. (a)	9,685	698,482
Anthem, Inc.	50,879	15,110,045
Apollo Medical Holdings, Inc. (a)(b)	3,823	84,106
BioTelemetry, Inc. (a)	7,198	514,369
Brookdale Senior Living, Inc. (a)	35,389	174,822
Cardinal Health, Inc.	60,342	3,242,176
Castle Biosciences, Inc. (a)	3,932	262,776
Centene Corp. (a)	118,459	7,143,102
Chemed Corp.	3,237	1,676,442
Cigna Corp.	73,946	16,049,979
Community Health Systems, Inc. (a)	21,522	200,585
Corvel Corp. (a)(b)	1,638	161,867
Covetrus, Inc. (a)	20,532	699,525
Cross Country Healthcare, Inc. (a)	8,105	71,000
CVS Health Corp.	267,945	19,198,259
DaVita HealthCare Partners, Inc. (a)	14,949	1,754,564
Encompass Health Corp.	20,436	1,643,054
Guardant Health, Inc. (a)	17,357	2,699,014
Hanger, Inc. (a)	7,591	155,540
HCA Holdings, Inc.	53,862	8,751,498
HealthEquity, Inc. (a)(b)	15,583	1,301,960
Henry Schein, Inc. (a)	29,250	1,926,113
Humana, Inc.	27,075	10,372,703
Laboratory Corp. of America Holdings (a)	19,882	4,551,189
LHC Group, Inc. (a)	6,530	1,300,907
Magellan Health Services, Inc. (a)	4,744	445,841
McKesson Corp.	32,882	5,736,923
MEDNAX, Inc. (a)	17,993	490,669
Modivcare, Inc. (a)	2,653	420,686
Molina Healthcare, Inc. (a)	12,142	2,593,653
National Healthcare Corp.	2,242	143,600
National Research Corp. Class A	2,787	126,251
Option Care Health, Inc. (a)	13,313	246,024
Owens & Minor, Inc.	15,349	446,349
Patterson Companies, Inc.	18,593	589,026
Pennant Group, Inc. (a)	5,119	275,249
PetIQ, Inc. Class A (a)(b)	4,272	148,068
Premier, Inc.	14,090	477,228
Quest Diagnostics, Inc.	27,476	3,548,525
R1 RCM, Inc. (a)	24,306	613,240
RadNet, Inc. (a)	8,661	155,119
Select Medical Holdings Corp. (a)	21,413	550,314
Surgery Partners, Inc. (a)	5,796	216,075
Tenet Healthcare Corp. (a)	21,698	1,025,664
The Ensign Group, Inc.	10,399	814,034
The Joint Corp. (a)	3,197	103,998
Tivity Health, Inc. (a)	8,008	180,580
Triple-S Management Corp. (a)(b)	4,856	113,776
U.S. Physical Therapy, Inc. (b)	2,749	330,815
UnitedHealth Group, Inc.	193,998	64,713,853
Universal Health Services, Inc. Class B	15,735	1,961,840
		193,387,018
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	31,277	516,071
Cerner Corp.	62,690	5,022,096
Change Healthcare, Inc. (a)	46,477	1,108,941
Computer Programs & Systems, Inc. (b)	2,468	75,965
Evolent Health, Inc. (a)(b)	15,315	261,427
Health Catalyst, Inc. (a)(b)	6,735	334,595
HealthStream, Inc. (a)	8,092	188,382
HMS Holdings Corp. (a)	18,679	687,761
Inovalon Holdings, Inc. Class A (a)	16,100	392,840
Inspire Medical Systems, Inc. (a)	5,541	1,116,567
Nextgen Healthcare, Inc. (a)	10,623	210,123
Omnicell, Inc. (a)(b)	8,904	1,048,891
OptimizeRx Corp. (a)(b)	2,370	106,982
Phreesia, Inc. (a)	5,822	380,118
Schrodinger, Inc.	7,134	644,414
Simulations Plus, Inc.	2,871	227,211
Tabula Rasa HealthCare, Inc. (a)(b)	4,128	234,429
Teladoc Health, Inc. (a)(b)	25,273	6,667,776
Veeva Systems, Inc. Class A (a)	27,837	7,695,260
Vocera Communications, Inc. (a)	6,351	279,126
		27,198,975
Life Sciences Tools & Services - 1.3%
Adaptive Biotechnologies Corp. (a)	16,896	937,221
Agilent Technologies, Inc.	62,597	7,522,281
Avantor, Inc. (a)	105,055	3,098,072
Bio-Rad Laboratories, Inc. Class A (a)	4,421	2,536,637
Bio-Techne Corp.	7,824	2,542,096
Bruker Corp.	21,755	1,259,397
Charles River Laboratories International, Inc. (a)	10,315	2,672,101
Codexis, Inc. (a)	11,079	258,030
Fluidigm Corp. (a)	14,196	91,990
Frontage Holdings Corp. (a)(d)	150,000	107,955
Illumina, Inc. (a)	29,890	12,746,292
IQVIA Holdings, Inc. (a)	39,077	6,947,891
Luminex Corp.	8,368	235,057
Medpace Holdings, Inc. (a)	5,641	749,068
Mettler-Toledo International, Inc. (a)	4,872	5,690,983
Nanostring Technologies, Inc. (a)	9,135	639,724
NeoGenomics, Inc. (a)(b)	22,875	1,212,833
Pacific Biosciences of California, Inc. (a)	38,319	1,239,620
PerkinElmer, Inc.	22,902	3,368,197
PPD, Inc.	23,171	745,179
PRA Health Sciences, Inc. (a)	13,185	1,624,919
Quanterix Corp. (a)	4,443	287,640
Syneos Health, Inc. (a)	15,790	1,173,987
Thermo Fisher Scientific, Inc.	81,097	41,335,141
Waters Corp. (a)	12,629	3,342,517
		102,364,828
Pharmaceuticals - 3.5%
AcelRx Pharmaceuticals, Inc. (a)	18,538	40,784
Aerie Pharmaceuticals, Inc. (a)(b)	9,175	157,718
Amneal Pharmaceuticals, Inc. (a)	20,194	97,133
Amphastar Pharmaceuticals, Inc. (a)	8,102	147,294
ANI Pharmaceuticals, Inc. (a)(b)	1,727	49,289
Arvinas Holding Co. LLC (a)	6,332	477,686
Assertio Holdings, Inc. (a)	8,175	5,154
Axsome Therapeutics, Inc. (a)(b)	5,856	398,735
Biodelivery Sciences International, Inc. (a)	21,487	82,725
Bristol-Myers Squibb Co.	462,428	28,406,952
Cara Therapeutics, Inc. (a)(b)	7,893	147,599
Catalent, Inc. (a)	33,753	3,883,283
Chiasma, Inc. (a)	9,390	37,184
Collegium Pharmaceutical, Inc. (a)	6,982	168,545
Corcept Therapeutics, Inc. (a)	21,628	611,207
CorMedix, Inc. (a)(b)	6,080	53,200
CymaBay Therapeutics, Inc. (a)	13,326	71,294
Durect Corp. (a)(b)	37,531	77,314
Elanco Animal Health, Inc. (a)	96,482	2,800,872
Eli Lilly & Co.	162,534	33,802,196
Endo International PLC (a)	48,313	351,719
Evofem Biosciences, Inc. (a)(b)	10,376	27,289
Evolus, Inc. (a)(b)	4,178	28,243
Horizon Therapeutics PLC (a)	45,001	3,261,672
Innoviva, Inc. (a)(b)	12,439	149,392
Intra-Cellular Therapies, Inc. (a)(b)	14,971	481,318
Jazz Pharmaceuticals PLC (a)	11,516	1,790,738
Johnson & Johnson	538,669	87,873,074
Kala Pharmaceuticals, Inc. (a)(b)	8,813	65,481
Lannett Co., Inc. (a)(b)	8,822	68,371
Merck & Co., Inc.	517,135	39,855,594
Nektar Therapeutics (a)(b)	38,015	748,896
Ocular Therapeutix, Inc. (a)	14,367	260,761
Odonate Therapeutics, Inc. (a)	4,761	110,027
Omeros Corp. (a)(b)	13,016	253,291
OptiNose, Inc. (a)(b)	7,197	28,644
Pacira Biosciences, Inc. (a)	9,282	613,355
Paratek Pharmaceuticals, Inc. (a)(b)	7,467	48,461
Perrigo Co. PLC	28,716	1,226,173
Pfizer, Inc.	1,137,363	40,831,332
Phibro Animal Health Corp. Class A	3,400	70,516
Prestige Brands Holdings, Inc. (a)	9,878	395,120
Provention Bio, Inc. (a)	9,031	124,357
Reata Pharmaceuticals, Inc. (a)(b)	5,397	559,075
Revance Therapeutics, Inc. (a)(b)	13,087	332,933
Royalty Pharma PLC	17,990	845,710
Supernus Pharmaceuticals, Inc. (a)	10,966	322,291
TherapeuticsMD, Inc. (a)(b)	47,302	78,048
Theravance Biopharma, Inc. (a)(b)	9,449	176,129
Tricida, Inc. (a)	5,946	39,125
Viatris, Inc. (a)	246,836	4,193,744
WAVE Life Sciences (a)(b)	7,463	75,899
Xeris Pharmaceuticals, Inc. (a)(b)	9,064	46,045
Zoetis, Inc. Class A	97,182	14,990,324
Zogenix, Inc. (a)	10,705	202,967
Zynerba Pharmaceuticals, Inc. (a)(b)	6,363	22,207
		272,064,485

TOTAL HEALTH CARE		1,096,404,799

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.4%
AAR Corp.	7,051	236,561
Aerojet Rocketdyne Holdings, Inc.	14,430	750,937
AeroVironment, Inc. (a)	4,578	525,417
Astronics Corp. (a)	3,951	49,229
Axon Enterprise, Inc. (a)	13,007	2,135,229
BWX Technologies, Inc.	19,383	1,045,131
Cubic Corp.	6,305	385,740
Curtiss-Wright Corp.	8,763	909,512
Ducommun, Inc. (a)(b)	1,759	86,789
General Dynamics Corp.	47,386	6,950,578
HEICO Corp.	8,240	970,178
HEICO Corp. Class A	15,505	1,648,337
Hexcel Corp.	16,845	735,453
Howmet Aerospace, Inc.	80,185	1,970,947
Huntington Ingalls Industries, Inc.	8,450	1,329,439
Kaman Corp. (b)	6,076	305,987
Kratos Defense & Security Solutions, Inc. (a)	26,030	690,836
L3Harris Technologies, Inc.	42,891	7,356,235
Lockheed Martin Corp.	50,266	16,176,604
Maxar Technologies, Inc.	12,587	527,018
Mercury Systems, Inc. (a)	11,389	809,302
Moog, Inc. Class A	5,976	441,447
National Presto Industries, Inc.	1,066	95,311
Northrop Grumman Corp.	31,678	9,079,232
Park Aerospace Corp.	4,440	58,963
Parsons Corp. (a)	4,385	156,369
Raytheon Technologies Corp.	310,787	20,738,817
Spirit AeroSystems Holdings, Inc. Class A	22,379	757,977
Teledyne Technologies, Inc. (a)	7,574	2,703,994
Textron, Inc.	47,273	2,139,576
The Boeing Co.	108,615	21,091,947
TransDigm Group, Inc.	11,117	6,150,814
Triumph Group, Inc.	10,780	116,747
Vectrus, Inc. (a)	2,279	117,141
		109,243,794
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	13,826	351,319
Atlas Air Worldwide Holdings, Inc. (a)	4,955	256,768
C.H. Robinson Worldwide, Inc.	28,055	2,400,386
Echo Global Logistics, Inc. (a)	5,182	136,442
Expeditors International of Washington, Inc.	34,706	3,106,881
FedEx Corp.	49,418	11,630,032
Forward Air Corp.	5,713	409,565
Hub Group, Inc. Class A (a)	6,497	341,937
United Parcel Service, Inc. Class B	146,201	22,661,155
XPO Logistics, Inc. (a)	18,846	2,080,787
		43,375,272
Airlines - 0.2%
Alaska Air Group, Inc.	25,315	1,236,131
Allegiant Travel Co.	2,864	519,787
American Airlines Group, Inc. (b)	125,893	2,161,583
Delta Air Lines, Inc.	130,847	4,966,952
Hawaiian Holdings, Inc.	8,851	173,214
JetBlue Airways Corp. (a)	65,990	946,297
Mesa Air Group, Inc. (a)	5,648	36,881
SkyWest, Inc.	9,816	382,726
Southwest Airlines Co.	120,125	5,278,293
Spirit Airlines, Inc. (a)	19,986	518,437
United Airlines Holdings, Inc. (a)	60,405	2,415,596
		18,635,897
Building Products - 0.6%
A.O. Smith Corp.	27,325	1,483,748
AAON, Inc. (b)	8,035	594,590
Advanced Drain Systems, Inc.	10,137	836,100
Allegion PLC	18,877	2,020,028
American Woodmark Corp. (a)(b)	3,284	284,099
Apogee Enterprises, Inc.	5,032	176,623
Armstrong World Industries, Inc.	9,826	768,491
Builders FirstSource, Inc. (a)(b)	41,806	1,599,080
Carrier Global Corp.	166,741	6,419,529
Cornerstone Building Brands, Inc. (a)	9,335	106,232
CSW Industrials, Inc.	2,669	310,992
Fortune Brands Home & Security, Inc.	28,710	2,476,238
Gibraltar Industries, Inc. (a)	6,752	605,182
Griffon Corp.	9,089	204,139
Insteel Industries, Inc.	4,507	113,757
Jeld-Wen Holding, Inc. (a)	14,343	372,775
Johnson Controls International PLC	147,363	7,341,625
Lennox International, Inc.	7,258	1,999,506
Masco Corp.	53,735	2,918,348
Masonite International Corp. (a)	5,116	509,042
Owens Corning	22,458	1,742,741
PGT Innovations, Inc. (a)	11,157	231,061
Quanex Building Products Corp.	6,178	135,854
Resideo Technologies, Inc. (a)	28,514	658,673
Simpson Manufacturing Co. Ltd.	8,651	795,892
Trane Technologies PLC	49,069	7,034,041
Trex Co., Inc. (a)	23,652	2,170,544
UFP Industries, Inc.	14,248	768,537
		44,677,467
Commercial Services & Supplies - 0.5%
ABM Industries, Inc. (b)	12,949	475,746
ACCO Brands Corp.	18,547	150,045
Brady Corp. Class A	10,008	459,467
BrightView Holdings, Inc. (a)	5,289	74,998
Casella Waste Systems, Inc. Class A (a)	10,139	580,356
Cimpress PLC (a)	4,243	387,768
Cintas Corp.	17,960	5,713,435
Clean Harbors, Inc. (a)	10,760	833,470
Copart, Inc. (a)	42,508	4,665,253
CoreCivic, Inc.	22,717	161,518
Covanta Holding Corp.	24,483	346,434
Deluxe Corp.	7,983	270,544
Ennis, Inc.	4,615	83,993
Harsco Corp. (a)(b)	15,893	264,301
Healthcare Services Group, Inc.	14,739	477,838
Herman Miller, Inc.	11,712	401,136
HNI Corp.	8,339	269,016
IAA Spinco, Inc. (a)	27,600	1,577,064
Interface, Inc.	10,872	109,155
KAR Auction Services, Inc.	26,086	481,548
Kimball International, Inc. Class B	6,528	78,924
Knoll, Inc.	8,890	132,994
Matthews International Corp. Class A	6,789	207,268
McGrath RentCorp.	5,010	349,648
MSA Safety, Inc.	7,451	1,163,250
Pitney Bowes, Inc.	35,715	333,578
Quad/Graphics, Inc.	4,137	19,361
R.R. Donnelley & Sons Co.	13,839	33,075
Republic Services, Inc.	42,858	3,879,506
Rollins, Inc.	45,685	1,645,574
SP Plus Corp. (a)	4,365	126,585
Steelcase, Inc. Class A	17,856	230,878
Stericycle, Inc. (a)	18,973	1,242,352
Team, Inc. (a)	6,445	63,677
Tetra Tech, Inc.	10,916	1,327,058
The Brink's Co.	9,783	666,516
U.S. Ecology, Inc.	6,104	201,432
UniFirst Corp.	3,311	704,581
Viad Corp.	3,842	132,549
Waste Management, Inc.	79,298	8,827,453
		39,149,344
Construction & Engineering - 0.2%
AECOM (a)	30,816	1,543,882
Aegion Corp. (a)(b)	6,107	112,186
Ameresco, Inc. Class A (a)	4,432	248,591
API Group Corp. (a)(d)	29,131	521,736
Arcosa, Inc.	9,486	529,224
Argan, Inc.	2,795	120,828
Comfort Systems U.S.A., Inc.	7,675	425,425
Construction Partners, Inc. Class A (a)	6,791	193,000
Dycom Industries, Inc. (a)	6,592	534,875
EMCOR Group, Inc.	11,111	981,101
Fluor Corp. (b)	24,486	423,363
Granite Construction, Inc.	9,473	280,496
Great Lakes Dredge & Dock Corp. (a)	12,435	169,489
Jacobs Engineering Group, Inc.	26,544	2,679,882
MasTec, Inc. (a)	11,507	887,765
Matrix Service Co. (a)	6,450	76,046
MYR Group, Inc. (a)	3,136	174,393
Northwest Pipe Co. (a)	1,756	53,119
NV5 Global, Inc. (a)	2,343	204,614
Primoris Services Corp.	8,368	243,551
Quanta Services, Inc.	28,192	1,986,690
Sterling Construction Co., Inc. (a)	5,972	122,247
Tutor Perini Corp. (a)	7,210	107,429
Valmont Industries, Inc.	4,478	863,896
Willscot Mobile Mini Holdings (a)(b)	35,432	840,093
		14,323,921
Electrical Equipment - 0.7%
Acuity Brands, Inc.	7,361	885,087
Allied Motion Technologies, Inc.	1,946	88,057
American Superconductor Corp. (a)	5,280	130,522
AMETEK, Inc.	46,916	5,313,706
Atkore International Group, Inc. (a)	9,676	429,227
AZZ, Inc.	5,519	262,649
Bloom Energy Corp. Class A (a)(b)	23,548	822,061
Eaton Corp. PLC	81,329	9,572,423
Emerson Electric Co.	122,433	9,715,059
Encore Wire Corp.	3,612	208,593
EnerSys	9,009	740,810
Generac Holdings, Inc. (a)	12,868	3,170,933
GrafTech International Ltd.	22,673	219,928
Hubbell, Inc. Class B	10,929	1,700,552
nVent Electric PLC	35,472	793,863
Plug Power, Inc. (a)(b)	101,829	6,432,538
Powell Industries, Inc.	1,561	44,754
Regal Beloit Corp.	8,445	1,059,679
Rockwell Automation, Inc.	23,725	5,896,374
Sensata Technologies, Inc. PLC (a)	33,362	1,818,229
Sunrun, Inc. (a)	31,854	2,206,527
Thermon Group Holdings, Inc. (a)	6,291	91,786
TPI Composites, Inc. (a)(b)	6,244	374,078
Vicor Corp. (a)	4,143	358,535
		52,335,970
Industrial Conglomerates - 1.0%
3M Co.	118,008	20,729,285
Carlisle Companies, Inc.	11,112	1,610,462
General Electric Co.	1,793,231	19,151,707
Honeywell International, Inc.	143,409	28,017,816
Raven Industries, Inc.	7,637	246,446
Roper Technologies, Inc.	21,448	8,427,134
		78,182,850
Machinery - 1.9%
AGCO Corp.	12,527	1,389,244
Alamo Group, Inc.	1,845	257,544
Albany International Corp. Class A (b)	6,049	420,526
Allison Transmission Holdings, Inc.	23,369	951,118
Altra Industrial Motion Corp.	12,438	639,438
Astec Industries, Inc. (b)	4,440	264,047
Barnes Group, Inc.	10,334	496,755
Blue Bird Corp. (a)	3,234	66,297
Caterpillar, Inc.	111,059	20,306,028
Chart Industries, Inc. (a)	7,179	862,270
CIRCOR International, Inc. (a)	3,707	118,513
Colfax Corp. (a)(b)	20,397	757,137
Columbus McKinnon Corp. (NY Shares)	5,299	228,864
Commercial Vehicle Group, Inc. (a)	7,121	58,962
Crane Co.	10,557	798,954
Cummins, Inc.	30,307	7,104,567
Deere & Co.	64,122	18,518,434
Donaldson Co., Inc.	25,666	1,525,587
Douglas Dynamics, Inc.	4,973	202,898
Dover Corp.	29,259	3,408,381
Energy Recovery, Inc. (a)(b)	7,056	97,655
Enerpac Tool Group Corp. Class A	11,446	232,010
EnPro Industries, Inc.	3,910	282,263
ESCO Technologies, Inc.	5,591	531,592
Evoqua Water Technologies Corp. (a)	20,805	566,936
Federal Signal Corp. (b)	12,434	406,467
Flowserve Corp.	27,361	972,957
Fortive Corp.	68,977	4,558,000
Franklin Electric Co., Inc.	7,787	540,574
Gates Industrial Corp. PLC (a)	7,395	104,417
Gorman-Rupp Co.	4,377	137,876
Graco, Inc.	33,883	2,335,894
Greenbrier Companies, Inc.	6,371	230,503
Helios Technologies, Inc.	6,351	346,447
Hillenbrand, Inc.	15,597	641,037
Hyster-Yale Materials Handling Class A	1,954	175,293
IDEX Corp.	15,470	2,880,359
Illinois Tool Works, Inc.	58,706	11,401,292
Ingersoll Rand, Inc. (a)	76,032	3,181,179
ITT, Inc.	18,507	1,382,658
John Bean Technologies Corp. (b)	6,496	752,756
Kadant, Inc. (b)	2,210	315,920
Kennametal, Inc.	17,626	667,673
Lincoln Electric Holdings, Inc.	12,138	1,389,801
Lindsay Corp.	2,227	311,401
LiqTech International, Inc. (a)	3,899	30,802
Lydall, Inc. (a)	3,169	95,387
Manitowoc Co., Inc. (a)	6,864	90,193
Meritor, Inc. (a)(b)	16,261	419,696
Middleby Corp. (a)(b)	11,473	1,557,116
Miller Industries, Inc.	2,028	80,877
Mueller Industries, Inc. (b)	11,381	388,661
Mueller Water Products, Inc. Class A	30,907	370,575
Navistar International Corp. (a)	9,913	436,172
NN, Inc. (a)	7,286	43,935
Nordson Corp.	10,943	1,958,688
Omega Flex, Inc. (b)	515	95,275
Oshkosh Corp.	14,125	1,293,709
Otis Worldwide Corp.	83,096	5,372,156
PACCAR, Inc.	70,945	6,471,603
Parker Hannifin Corp.	26,367	6,976,972
Pentair PLC	34,012	1,852,294
Proto Labs, Inc. (a)(b)	5,450	1,154,310
RBC Bearings, Inc. (a)	5,222	873,797
REV Group, Inc.	5,052	52,187
Rexnord Corp.	25,046	948,242
Snap-On, Inc.	10,999	1,979,710
SPX Corp. (a)	9,724	502,828
SPX Flow, Inc. (a)	8,363	442,988
Standex International Corp.	2,318	189,867
Stanley Black & Decker, Inc.	32,698	5,672,776
Tennant Co.	3,585	242,884
Terex Corp.	14,994	536,185
The Shyft Group, Inc.	6,244	188,569
Timken Co.	14,191	1,073,691
Toro Co.	21,872	2,061,436
TriMas Corp. (a)	9,091	287,730
Trinity Industries, Inc. (b)	16,714	464,816
Wabash National Corp.	9,672	154,268
Watts Water Technologies, Inc. Class A	5,478	657,743
Welbilt, Inc. (a)	27,348	353,063
Westinghouse Air Brake Co.	36,674	2,721,578
Woodward, Inc.	12,147	1,359,857
Xylem, Inc.	37,053	3,578,949
		145,850,109
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	2,246	43,954
Genco Shipping & Trading Ltd.	6,418	50,766
Kirby Corp. (a)	12,440	631,454
Matson, Inc.	8,577	512,905
SEACOR Holdings, Inc. (a)	3,960	165,290
		1,404,369
Professional Services - 0.5%
ASGN, Inc. (a)	10,896	903,387
Barrett Business Services, Inc.	1,658	104,537
CBIZ, Inc. (a)	11,520	298,483
CoreLogic, Inc.	15,778	1,187,926
CoStar Group, Inc. (a)	8,072	7,262,459
CRA International, Inc.	1,293	68,801
Equifax, Inc.	24,910	4,411,810
Exponent, Inc.	10,824	893,846
Forrester Research, Inc. (a)(b)	2,276	90,266
Franklin Covey Co. (a)	1,887	45,382
FTI Consulting, Inc. (a)	7,470	821,476
Heidrick & Struggles International, Inc.	3,453	100,689
Huron Consulting Group, Inc. (a)	5,204	275,604
ICF International, Inc.	3,474	267,950
IHS Markit Ltd.	76,374	6,650,648
Insperity, Inc.	7,562	593,541
Kelly Services, Inc. Class A (non-vtg.)	6,379	124,518
Kforce, Inc.	3,902	166,420
Korn Ferry (b)	11,607	529,279
Manpower, Inc.	12,098	1,069,947
MISTRAS Group, Inc. (a)	3,210	22,181
Nielsen Holdings PLC	72,771	1,624,976
Resources Connection, Inc.	5,384	62,131
Robert Half International, Inc.	23,083	1,558,103
TransUnion Holding Co., Inc.	38,844	3,380,982
TriNet Group, Inc. (a)	8,383	621,264
TrueBlue, Inc. (a)	6,487	120,593
Upwork, Inc. (a)	18,111	750,701
Verisk Analytics, Inc.	33,199	6,092,017
Willdan Group, Inc. (a)	2,028	90,631
		40,190,548
Road & Rail - 0.9%
AMERCO	1,845	853,202
ArcBest Corp.	5,329	246,999
Avis Budget Group, Inc. (a)(b)	10,905	450,813
Covenant Transport Group, Inc. Class A (a)	1,961	29,591
CSX Corp.	156,147	13,390,386
Heartland Express, Inc.	10,227	191,961
J.B. Hunt Transport Services, Inc.	16,993	2,288,277
Kansas City Southern	19,183	3,887,819
Knight-Swift Transportation Holdings, Inc. Class A	25,314	1,012,560
Landstar System, Inc.	7,710	1,074,774
Lyft, Inc. (a)	50,478	2,244,252
Marten Transport Ltd.	12,283	194,686
Norfolk Southern Corp.	51,934	12,288,623
Old Dominion Freight Lines, Inc.	19,601	3,802,594
Ryder System, Inc.	11,218	702,135
Saia, Inc. (a)(b)	5,428	959,399
Schneider National, Inc. Class B	7,759	162,939
Union Pacific Corp.	137,753	27,202,085
Universal Logistics Holdings, Inc.	849	17,999
Werner Enterprises, Inc.	11,370	446,159
YRC Worldwide, Inc. (a)	9,861	51,277
		71,498,530
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	22,248	881,688
Applied Industrial Technologies, Inc.	8,178	575,649
Beacon Roofing Supply, Inc. (a)	11,112	441,924
BlueLinx Corp. (a)	2,071	73,272
Boise Cascade Co.	8,583	408,808
CAI International, Inc.	2,882	93,579
DXP Enterprises, Inc. (a)	3,500	81,165
Fastenal Co.	117,164	5,341,507
GATX Corp. (b)	7,536	699,341
GMS, Inc. (a)	8,528	247,227
H&E Equipment Services, Inc.	5,777	158,752
Herc Holdings, Inc. (a)	5,064	323,995
MRC Global, Inc. (a)(b)	12,790	88,379
MSC Industrial Direct Co., Inc. Class A	9,777	758,402
NOW, Inc. (a)(b)	21,201	175,756
Rush Enterprises, Inc. Class A	8,038	337,516
SiteOne Landscape Supply, Inc. (a)(b)	9,005	1,419,908
Textainer Group Holdings Ltd. (a)	8,782	159,042
Titan Machinery, Inc. (a)	4,747	101,111
Triton International Ltd.	13,481	624,710
United Rentals, Inc. (a)	14,789	3,593,875
Univar, Inc. (a)	36,807	684,242
Veritiv Corp. (a)	2,688	49,244
W.W. Grainger, Inc.	9,255	3,372,429
Watsco, Inc.	6,599	1,573,796
WESCO International, Inc. (a)	9,159	697,091
		22,962,408
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	15,500	430,745

TOTAL INDUSTRIALS		682,261,224

INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	7,871	900,442
ADTRAN, Inc.	8,928	153,562
Applied Optoelectronics, Inc. (a)(b)	4,366	48,070
Arista Networks, Inc. (a)	11,100	3,413,916
CalAmp Corp. (a)	5,978	59,840
Calix Networks, Inc. (a)(b)	11,659	352,102
Casa Systems, Inc. (a)	6,632	51,133
Ciena Corp. (a)	31,967	1,706,718
Cisco Systems, Inc.	864,430	38,536,289
CommScope Holding Co., Inc. (a)	40,363	592,932
Comtech Telecommunications Corp. (b)	4,606	98,292
Digi International, Inc. (a)	4,996	92,276
EchoStar Holding Corp. Class A (a)	9,438	197,632
Extreme Networks, Inc. (a)	23,736	192,024
F5 Networks, Inc. (a)	12,628	2,474,457
Harmonic, Inc. (a)	21,010	163,038
Infinera Corp. (a)(b)	39,423	388,317
Inseego Corp. (a)(b)	13,454	247,015
Juniper Networks, Inc.	67,181	1,640,560
Lumentum Holdings, Inc. (a)	15,357	1,440,487
Motorola Solutions, Inc.	34,766	5,825,043
NETGEAR, Inc. (a)	5,839	241,676
NetScout Systems, Inc. (a)	16,609	485,564
Plantronics, Inc. (b)	7,278	230,858
Ribbon Communications, Inc. (a)	22,526	164,665
Ubiquiti, Inc.	1,584	487,856
ViaSat, Inc. (a)(b)	14,204	618,442
Viavi Solutions, Inc. (a)	45,821	707,934
		61,511,140
Electronic Equipment & Components - 0.8%
Akoustis Technologies, Inc. (a)(b)	5,920	89,274
Amphenol Corp. Class A	61,058	7,624,923
Arlo Technologies, Inc. (a)	15,143	127,353
Arrow Electronics, Inc. (a)	15,011	1,465,524
Avnet, Inc.	21,642	764,179
Badger Meter, Inc.	6,111	560,440
Belden, Inc. (b)	9,886	467,015
Benchmark Electronics, Inc.	7,057	178,754
CDW Corp.	29,148	3,837,626
Cognex Corp.	36,008	2,957,337
Coherent, Inc. (a)	5,037	1,011,631
Corning, Inc.	156,647	5,618,928
CTS Corp.	6,334	193,187
Dolby Laboratories, Inc. Class A	13,127	1,155,570
ePlus, Inc. (a)	2,495	209,680
Fabrinet (a)	7,212	569,315
FARO Technologies, Inc. (a)(b)	3,478	245,442
FLIR Systems, Inc.	26,768	1,393,274
II-VI, Inc. (a)	21,327	1,792,961
Insight Enterprises, Inc. (a)	7,466	568,163
IPG Photonics Corp. (a)	7,270	1,624,336
Itron, Inc. (a)	8,516	732,546
Jabil, Inc.	27,909	1,154,595
Keysight Technologies, Inc. (a)	38,030	5,384,668
Knowles Corp. (a)(b)	17,881	344,924
Littelfuse, Inc.	5,220	1,270,391
Luna Innovations, Inc. (a)(b)	7,230	76,855
Methode Electronics, Inc. Class A (b)	7,706	290,902
MTS Systems Corp.	3,914	229,126
Napco Security Technolgies, Inc. (a)(b)	1,970	51,062
National Instruments Corp.	27,240	1,127,736
nLIGHT, Inc. (a)(b)	6,863	217,420
Novanta, Inc. (a)	7,050	880,686
OSI Systems, Inc. (a)	3,338	300,487
Par Technology Corp. (a)(b)	4,061	252,838
PC Connection, Inc. (b)	2,114	103,776
Plexus Corp. (a)(b)	5,460	419,983
Rogers Corp. (a)(b)	3,912	610,546
Sanmina Corp. (a)	12,677	394,255
ScanSource, Inc. (a)	4,492	108,661
SYNNEX Corp.	8,661	706,911
TE Connectivity Ltd.	67,711	8,152,404
Trimble, Inc. (a)	51,263	3,378,744
TTM Technologies, Inc. (a)(b)	20,498	274,878
Vishay Intertechnology, Inc. (b)	25,461	548,685
Vishay Precision Group, Inc. (a)	3,213	102,784
Vontier Corp. (a)	34,915	1,132,293
Zebra Technologies Corp. Class A (a)	10,919	4,234,716
		64,937,784
IT Services - 5.2%
Accenture PLC Class A	129,611	31,355,493
Akamai Technologies, Inc. (a)	33,231	3,689,638
Alliance Data Systems Corp.	9,934	672,035
Amdocs Ltd.	26,844	1,895,723
Automatic Data Processing, Inc.	87,700	14,481,024
Black Knight, Inc. (a)	32,034	2,616,857
BM Technologies, Inc.	997	12,993
Booz Allen Hamilton Holding Corp. Class A	28,079	2,391,488
Brightcove, Inc. (a)	7,768	127,784
Broadridge Financial Solutions, Inc.	23,701	3,349,188
CACI International, Inc. Class A (a)	5,097	1,229,498
Cardtronics PLC (a)	7,157	278,049
Cass Information Systems, Inc.	1,980	80,388
Cognizant Technology Solutions Corp. Class A	109,575	8,541,371
Concentrix Corp. (a)	8,467	905,292
Conduent, Inc. (a)	33,209	160,067
CSG Systems International, Inc. (b)	6,141	264,616
DXC Technology Co.	51,657	1,456,727
Endurance International Group Holdings, Inc. (a)	13,414	127,165
EPAM Systems, Inc. (a)	11,444	3,941,657
Euronet Worldwide, Inc. (a)	10,571	1,320,952
EVERTEC, Inc.	12,762	442,841
EVO Payments, Inc. Class A (a)	9,583	220,026
ExlService Holdings, Inc. (a)	6,637	508,925
Fastly, Inc. Class A (a)(b)	17,120	1,872,072
Fidelity National Information Services, Inc.	126,992	15,678,432
Fiserv, Inc. (a)	117,632	12,079,630
FleetCor Technologies, Inc. (a)	17,104	4,151,996
Gartner, Inc. (a)	18,236	2,770,231
Genpact Ltd.	35,807	1,370,692
Global Payments, Inc.	61,226	10,807,614
GoDaddy, Inc. (a)	34,352	2,699,380
GreenSky, Inc. Class A (a)	10,193	50,251
GTT Communications, Inc. (a)(b)	5,841	27,161
Hackett Group, Inc.	4,807	65,471
i3 Verticals, Inc. Class A (a)	4,142	120,201
IBM Corp.	182,323	21,716,493
International Money Express, Inc. (a)	4,671	66,702
Jack Henry & Associates, Inc.	15,620	2,261,620
KBR, Inc.	30,498	885,967
Leidos Holdings, Inc.	27,532	2,920,044
Limelight Networks, Inc. (a)(b)	23,593	107,466
Liveramp Holdings, Inc. (a)	13,374	1,012,546
ManTech International Corp. Class A	5,743	515,090
MasterCard, Inc. Class A	179,982	56,926,507
Maximus, Inc.	12,863	965,497
MongoDB, Inc. Class A (a)	10,350	3,825,464
NIC, Inc.	13,066	351,737
Okta, Inc. (a)	24,835	6,432,513
Paychex, Inc.	65,330	5,704,616
PayPal Holdings, Inc. (a)	239,763	56,178,869
Paysign, Inc. (a)(b)	4,632	21,678
Perficient, Inc. (a)(b)	6,307	344,425
Perspecta, Inc.	28,349	820,704
Repay Holdings Corp. (a)	13,909	308,084
Sabre Corp.	65,908	710,488
Science Applications International Corp.	11,983	1,150,727
Snowflake Computing, Inc.	6,641	1,809,340
Square, Inc. (a)	78,568	16,967,545
Switch, Inc. Class A	17,608	303,210
Sykes Enterprises, Inc. (a)	8,043	310,379
The Western Union Co.	82,993	1,848,254
Ttec Holdings, Inc.	3,778	285,541
Twilio, Inc. Class A (a)	28,719	10,322,470
Unisys Corp. (a)(b)	12,318	294,277
VeriSign, Inc. (a)	20,509	3,980,182
Verra Mobility Corp. (a)	30,130	385,664
Virtusa Corp. (a)	5,658	288,841
Visa, Inc. Class A	346,746	67,008,665
WEX, Inc. (a)	8,955	1,688,913
		400,483,446
Semiconductors & Semiconductor Equipment - 5.1%
ACM Research, Inc. (a)	1,958	176,220
Advanced Energy Industries, Inc.	7,996	820,230
Advanced Micro Devices, Inc. (a)	246,044	21,071,208
Alpha & Omega Semiconductor Ltd. (a)	3,826	109,959
Ambarella, Inc. (a)	7,142	673,919
Amkor Technology, Inc.	20,521	318,486
Analog Devices, Inc.	75,568	11,133,433
Applied Materials, Inc.	187,098	18,088,635
Axcelis Technologies, Inc. (a)	6,405	219,307
Broadcom, Inc.	82,707	37,259,504
Brooks Automation, Inc.	15,012	1,137,309
Ceva, Inc. (a)	4,874	286,542
Cirrus Logic, Inc. (a)	11,673	1,093,643
CMC Materials, Inc.	5,902	869,424
Cohu, Inc.	8,850	360,018
Cree, Inc. (a)	22,636	2,288,047
Diodes, Inc. (a)	8,265	584,997
DSP Group, Inc. (a)	4,142	66,810
Enphase Energy, Inc. (a)	25,885	4,720,130
Entegris, Inc.	27,652	2,720,680
First Solar, Inc. (a)	17,426	1,727,788
FormFactor, Inc. (a)	16,223	663,034
Ichor Holdings Ltd. (a)	4,295	155,050
Impinj, Inc. (a)(b)	4,606	243,980
Inphi Corp. (a)	10,651	1,795,865
Intel Corp.	838,654	46,553,684
KLA Corp.	31,645	8,862,815
Kulicke & Soffa Industries, Inc.	12,031	429,146
Lam Research Corp.	29,485	14,269,266
Lattice Semiconductor Corp. (a)	27,583	1,106,354
MACOM Technology Solutions Holdings, Inc. (a)	9,789	556,603
Marvell Technology Group Ltd.	137,389	7,070,038
Maxeon Solar Technologies Ltd. (a)(b)	2,324	94,354
Maxim Integrated Products, Inc.	54,769	4,803,789
MaxLinear, Inc. Class A (a)	14,313	449,285
Microchip Technology, Inc.	53,349	7,261,332
Micron Technology, Inc. (a)	227,992	17,844,934
MKS Instruments, Inc.	11,274	1,782,081
Monolithic Power Systems, Inc.	8,654	3,074,680
NeoPhotonics Corp. (a)	10,731	119,543
NVE Corp.	999	63,826
NVIDIA Corp.	126,633	65,797,240
ON Semiconductor Corp. (a)	84,177	2,903,265
Onto Innovation, Inc. (a)	9,488	512,826
PDF Solutions, Inc. (a)	5,500	106,260
Photronics, Inc. (a)	12,518	138,950
Power Integrations, Inc.	12,406	999,303
Qorvo, Inc. (a)	23,270	3,976,378
Qualcomm, Inc.	231,409	36,164,599
Rambus, Inc. (a)(b)	23,816	452,385
Semtech Corp. (a)	13,414	951,723
Silicon Laboratories, Inc. (a)	8,997	1,180,136
SiTime Corp. (a)	1,804	220,178
Skyworks Solutions, Inc.	34,088	5,769,394
SMART Global Holdings, Inc. (a)	3,259	121,072
SolarEdge Technologies, Inc. (a)	10,472	3,019,392
SunPower Corp. (a)(b)	16,297	880,201
Synaptics, Inc. (a)	7,395	733,732
Teradyne, Inc.	33,866	3,843,114
Texas Instruments, Inc.	187,611	31,085,267
Ultra Clean Holdings, Inc. (a)	7,851	303,049
Universal Display Corp.	8,779	2,026,369
Veeco Instruments, Inc. (a)	10,221	188,680
Xilinx, Inc.	50,167	6,550,305
		390,849,766
Software - 9.3%
2U, Inc. (a)(b)	14,994	613,255
8x8, Inc. (a)(b)	21,925	772,856
A10 Networks, Inc. (a)	11,050	109,727
ACI Worldwide, Inc. (a)	24,496	940,401
Adobe, Inc. (a)	98,133	45,020,476
Agilysys, Inc. (a)	4,297	158,087
Alarm.com Holdings, Inc. (a)	9,366	870,289
Altair Engineering, Inc. Class A (a)(b)	8,875	496,379
Alteryx, Inc. Class A (a)	11,096	1,398,651
Anaplan, Inc. (a)	29,087	1,940,103
ANSYS, Inc. (a)	17,643	6,252,150
AppFolio, Inc. (a)(b)	3,391	518,179
Appian Corp. Class A (a)(b)	7,748	1,692,628
Aspen Technology, Inc. (a)	13,855	1,855,185
Asure Software, Inc. (a)(b)	2,917	23,861
Autodesk, Inc. (a)	45,015	12,488,511
Avalara, Inc. (a)	17,356	2,603,400
Avaya Holdings Corp. (a)	15,093	335,668
Benefitfocus, Inc. (a)	5,716	70,307
Bill.Com Holdings, Inc. (a)	12,133	1,478,770
Blackbaud, Inc.	10,366	689,235
BlackLine, Inc. (a)(b)	10,520	1,363,602
Bottomline Technologies, Inc. (a)	8,032	383,769
Box, Inc. Class A (a)	28,969	502,322
Cadence Design Systems, Inc. (a)	56,956	7,426,493
CDK Global, Inc.	24,719	1,233,478
Cerence, Inc. (a)(b)	7,611	851,747
Ceridian HCM Holding, Inc. (a)	26,543	2,466,110
Citrix Systems, Inc.	25,230	3,363,411
Cloudera, Inc. (a)	43,360	662,107
CommVault Systems, Inc. (a)	9,638	605,074
Cornerstone OnDemand, Inc. (a)	11,809	482,988
Coupa Software, Inc. (a)	14,035	4,349,025
Crowdstrike Holdings, Inc. (a)	38,573	8,324,053
Digimarc Corp. (a)(b)	2,546	98,938
Digital Turbine, Inc. (a)	15,141	866,217
DocuSign, Inc. (a)	38,210	8,898,727
Domo, Inc. Class B (a)	5,473	346,933
Dropbox, Inc. Class A (a)	60,972	1,379,796
Dynatrace, Inc. (a)	37,442	1,554,217
Ebix, Inc. (b)	4,570	237,960
Elastic NV (a)	12,463	1,893,877
Envestnet, Inc. (a)	11,342	870,272
Everbridge, Inc. (a)	7,339	975,573
Fair Isaac Corp. (a)	5,945	2,675,904
FireEye, Inc. (a)	47,055	988,155
Five9, Inc. (a)	13,472	2,239,720
Fortinet, Inc. (a)	27,550	3,987,863
Guidewire Software, Inc. (a)	17,071	1,958,727
HubSpot, Inc. (a)	8,810	3,279,082
Intelligent Systems Corp. (a)(b)	1,650	66,809
InterDigital, Inc.	5,967	383,141
Intuit, Inc.	53,768	19,422,615
j2 Global, Inc. (a)(b)	8,892	912,675
LivePerson, Inc. (a)(b)	12,680	803,405
Manhattan Associates, Inc. (a)	12,954	1,466,781
Microsoft Corp.	1,546,834	358,803,615
MicroStrategy, Inc. Class A (a)(b)	1,472	908,680
Mitek Systems, Inc. (a)	7,898	127,553
Model N, Inc. (a)	5,575	189,439
New Relic, Inc. (a)	10,690	803,674
NortonLifeLock, Inc.	121,053	2,550,587
Nuance Communications, Inc. (a)	57,738	2,629,389
Nutanix, Inc. Class A (a)	38,678	1,180,453
Onespan, Inc. (a)	6,524	152,140
Oracle Corp.	387,803	23,434,935
Palo Alto Networks, Inc. (a)	19,530	6,850,148
Paycom Software, Inc. (a)	10,038	3,811,830
Paylocity Holding Corp. (a)	7,731	1,449,253
Pegasystems, Inc.	8,075	1,029,159
Pluralsight, Inc. (a)	21,360	444,288
Progress Software Corp.	8,830	354,789
Proofpoint, Inc. (a)	11,889	1,534,632
PROS Holdings, Inc. (a)(b)	7,601	320,306
PTC, Inc. (a)	21,414	2,846,135
Q2 Holdings, Inc. (a)(b)	10,851	1,388,819
QAD, Inc. Class A	2,013	130,422
Qualys, Inc. (a)	7,025	972,752
Rapid7, Inc. (a)	10,486	910,395
RealPage, Inc. (a)	18,109	1,567,696
RingCentral, Inc. (a)	16,212	6,045,779
SailPoint Technologies Holding, Inc. (a)	18,419	1,018,755
Salesforce.com, Inc. (a)	187,236	42,232,952
SecureWorks Corp. (a)	830	11,487
ServiceNow, Inc. (a)	39,943	21,695,440
ShotSpotter, Inc. (a)(b)	1,573	72,342
Smartsheet, Inc. (a)	23,439	1,634,636
Smith Micro Software, Inc. (a)(b)	9,703	61,711
SolarWinds, Inc. (a)(b)	13,999	235,323
Splunk, Inc. (a)	32,769	5,407,868
Sprout Social, Inc. (a)	5,406	356,796
SPS Commerce, Inc. (a)	7,459	737,621
SS&C Technologies Holdings, Inc.	45,457	2,858,336
SVMK, Inc. (a)	25,515	643,233
Synchronoss Technologies, Inc. (a)(b)	6,287	31,686
Synopsys, Inc. (a)	31,349	8,008,102
TeleNav, Inc. (a)	6,845	32,582
Tenable Holdings, Inc. (a)	13,707	678,359
Teradata Corp. (a)(b)	22,768	612,459
The Trade Desk, Inc. (a)	8,594	6,582,918
Tyler Technologies, Inc. (a)	8,285	3,502,815
Upland Software, Inc. (a)	4,732	225,669
Varonis Systems, Inc. (a)	6,598	1,166,328
Verint Systems, Inc. (a)	13,706	1,011,914
VirnetX Holding Corp. (b)	11,331	68,553
VMware, Inc. Class A (a)(b)	16,645	2,294,513
Workday, Inc. Class A (a)	36,880	8,391,306
Workiva, Inc. (a)	8,235	802,665
Xperi Holding Corp. (b)	20,823	401,051
Yext, Inc. (a)(b)	18,571	313,293
Zendesk, Inc. (a)	23,874	3,443,586
Zix Corp. (a)	10,195	83,089
Zoom Video Communications, Inc. Class A (a)	41,727	15,525,365
Zscaler, Inc. (a)	15,127	3,020,862
Zuora, Inc. (a)	19,300	284,675
		721,534,842
Technology Hardware, Storage & Peripherals - 5.9%
3D Systems Corp. (a)(b)	25,422	903,498
Apple, Inc.	3,269,983	431,506,933
Avid Technology, Inc. (a)(b)	8,444	143,886
Dell Technologies, Inc. (a)	47,973	3,496,752
Diebold Nixdorf, Inc. (a)	14,466	197,606
Hewlett Packard Enterprise Co.	260,979	3,220,481
HP, Inc.	282,559	6,877,486
Immersion Corp. (a)	3,990	50,474
NCR Corp. (a)	26,533	885,141
NetApp, Inc.	45,775	3,041,291
Pure Storage, Inc. Class A (a)	49,041	1,134,318
Seagate Technology LLC	46,137	3,050,578
Western Digital Corp.	62,159	3,507,632
Xerox Holdings Corp.	33,157	697,292
		458,713,368

TOTAL INFORMATION TECHNOLOGY		2,098,030,346

MATERIALS - 2.7%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc.	3,013	15,276
AdvanSix, Inc. (a)	5,563	118,603
Air Products & Chemicals, Inc.	45,257	12,072,757
Albemarle Corp. U.S.	21,766	3,540,458
American Vanguard Corp.	3,897	64,495
Amyris, Inc. (a)(b)	31,186	293,148
Ashland Global Holdings, Inc.	10,661	852,773
Avient Corp.	19,751	759,031
Axalta Coating Systems Ltd. (a)	42,639	1,150,827
Balchem Corp.	6,880	736,366
Cabot Corp.	10,758	472,384
Celanese Corp. Class A	23,814	2,908,880
CF Industries Holdings, Inc.	43,536	1,801,520
Chase Corp.	1,367	137,028
Corteva, Inc.	152,802	6,090,688
Dow, Inc.	152,134	7,895,755
DuPont de Nemours, Inc.	149,997	11,917,262
Eastman Chemical Co.	27,885	2,742,490
Ecolab, Inc.	50,834	10,396,061
Element Solutions, Inc.	45,938	782,324
Ferro Corp. (a)	16,803	231,713
FMC Corp.	26,684	2,889,610
GCP Applied Technologies, Inc. (a)	9,238	229,010
H.B. Fuller Co.	10,898	554,599
Huntsman Corp.	41,799	1,104,330
Ingevity Corp. (a)	8,743	574,328
Innospec, Inc. (b)	4,891	429,381
International Flavors & Fragrances, Inc. (b)	22,104	2,484,048
Intrepid Potash, Inc. (a)	1,764	40,096
Koppers Holdings, Inc. (a)	3,921	130,491
Kraton Performance Polymers, Inc. (a)	6,164	173,085
Kronos Worldwide, Inc.	3,880	54,941
Linde PLC	107,341	26,341,481
Livent Corp. (a)(b)	30,400	553,888
LyondellBasell Industries NV Class A	52,589	4,510,033
Minerals Technologies, Inc.	7,045	434,183
NewMarket Corp.	1,421	557,302
Olin Corp.	29,366	702,141
PPG Industries, Inc.	48,323	6,509,591
PQ Group Holdings, Inc.	7,114	98,031
Quaker Chemical Corp.	2,809	736,323
Rayonier Advanced Materials, Inc. (a)	12,106	83,774
RPM International, Inc.	26,514	2,186,610
Sensient Technologies Corp.	8,308	585,963
Sherwin-Williams Co.	16,690	11,546,142
Stepan Co. (b)	4,360	491,285
The Chemours Co. LLC	34,072	897,456
The Mosaic Co.	70,961	1,842,148
The Scotts Miracle-Gro Co. Class A	8,347	1,848,109
Tredegar Corp.	4,991	72,819
Trinseo SA	7,456	378,988
Tronox Holdings PLC	17,192	263,897
Valvoline, Inc.	38,806	921,254
Venator Materials PLC (a)	11,427	45,937
W.R. Grace & Co.	12,827	744,223
Westlake Chemical Corp.	7,497	573,221
		136,568,557
Construction Materials - 0.1%
Eagle Materials, Inc.	8,920	981,468
Forterra, Inc. (a)	3,739	68,424
Martin Marietta Materials, Inc.	12,755	3,665,915
Summit Materials, Inc. (a)(b)	24,137	495,533
U.S. Concrete, Inc. (a)(b)	2,911	128,928
Vulcan Materials Co.	27,076	4,038,115
		9,378,383
Containers & Packaging - 0.4%
Amcor PLC	319,182	3,491,851
Aptargroup, Inc.	13,694	1,820,891
Avery Dennison Corp.	17,228	2,599,188
Ball Corp.	66,791	5,878,944
Berry Global Group, Inc. (a)	27,359	1,350,714
Crown Holdings, Inc. (a)	27,623	2,490,213
Graphic Packaging Holding Co.	54,265	849,790
Greif, Inc. Class A	5,433	245,354
International Paper Co.	80,227	4,036,220
Myers Industries, Inc. (b)	7,577	151,919
O-I Glass, Inc.	30,207	381,816
Packaging Corp. of America	19,651	2,642,273
Sealed Air Corp.	32,733	1,383,624
Silgan Holdings, Inc.	17,269	629,110
Sonoco Products Co.	21,346	1,236,147
UFP Technologies, Inc. (a)	1,206	55,488
WestRock Co.	53,831	2,230,218
		31,473,760
Metals & Mining - 0.4%
Alcoa Corp. (a)	38,446	692,028
Allegheny Technologies, Inc. (a)(b)	24,761	421,185
Arconic Rolled Products Corp. (a)	19,230	484,596
Carpenter Technology Corp.	9,475	295,999
Century Aluminum Co. (a)	9,417	91,816
Cleveland-Cliffs, Inc.	80,462	1,234,287
Coeur d'Alene Mines Corp. (a)	51,753	468,365
Commercial Metals Co.	27,028	532,181
Compass Minerals International, Inc. (b)	7,420	432,289
Contura Energy, Inc. (a)	3,908	44,317
Fortitude Gold Corp. (a)(c)	3,731	3,918
Freeport-McMoRan, Inc.	297,932	8,017,350
Gold Resource Corp.	13,060	36,829
Haynes International, Inc.	2,872	66,602
Hecla Mining Co.	110,691	629,832
Kaiser Aluminum Corp.	3,181	275,793
Materion Corp.	3,831	261,236
McEwen Mining, Inc. (a)(b)	55,461	67,108
Newmont Corp.	164,139	9,782,684
Nucor Corp.	61,213	2,982,909
Reliance Steel & Aluminum Co.	13,303	1,544,212
Royal Gold, Inc.	13,618	1,455,492
Ryerson Holding Corp. (a)	3,007	37,106
Schnitzer Steel Industries, Inc. Class A	5,471	161,504
Steel Dynamics, Inc.	40,560	1,389,991
SunCoke Energy, Inc.	15,219	75,030
TimkenSteel Corp. (a)	6,610	33,248
United States Steel Corp.	46,009	817,120
Warrior Metropolitan Coal, Inc.	10,595	243,897
Worthington Industries, Inc. (b)	6,855	358,791
		32,937,715
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)(b)	3,116	118,657
Domtar Corp.	10,878	326,014
Louisiana-Pacific Corp.	22,828	867,692
Mercer International, Inc. (SBI)	7,745	87,519
Neenah, Inc.	3,842	195,635
P.H. Glatfelter Co.	7,337	114,824
Resolute Forest Products (a)	15,293	124,638
Schweitzer-Mauduit International, Inc.	6,366	236,433
Verso Corp.	5,838	67,137
		2,138,549

TOTAL MATERIALS		212,496,964

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	17,040	247,080
Agree Realty Corp.	12,645	799,164
Alexander & Baldwin, Inc.	15,130	228,766
Alexanders, Inc.	370	98,864
Alexandria Real Estate Equities, Inc.	25,354	4,236,907
American Assets Trust, Inc.	10,107	279,256
American Campus Communities, Inc.	28,560	1,175,530
American Finance Trust, Inc.	21,734	158,224
American Homes 4 Rent Class A	54,221	1,639,101
American Tower Corp.	90,905	20,668,161
Americold Realty Trust	41,782	1,458,610
Apartment Income (REIT) Corp.	30,520	1,183,260
Apartment Investment & Management Co. Class A	28,675	131,618
Apple Hospitality (REIT), Inc.	44,565	556,171
Armada Hoffler Properties, Inc.	13,096	140,782
Ashford Hospitality Trust, Inc.	10,963	32,012
AvalonBay Communities, Inc.	28,567	4,675,561
Bluerock Residential Growth (REIT), Inc.	5,687	59,486
Boston Properties, Inc.	28,954	2,642,632
Braemar Hotels & Resorts, Inc.	6,462	32,310
Brandywine Realty Trust (SBI)	33,468	368,148
Brixmor Property Group, Inc.	62,584	1,059,547
Camden Property Trust (SBI)	19,767	2,019,199
CareTrust (REIT), Inc.	19,111	429,233
CatchMark Timber Trust, Inc.	10,705	97,630
Centerspace	2,890	202,127
Chatham Lodging Trust	10,453	111,952
City Office REIT, Inc.	9,520	89,678
Colony Capital, Inc.	99,521	493,624
Columbia Property Trust, Inc.	22,687	308,543
Community Healthcare Trust, Inc.	5,902	263,937
CorEnergy Infrastructure Trust, Inc.	2,534	22,831
CorePoint Lodging, Inc.	7,547	51,395
CoreSite Realty Corp.	9,114	1,225,286
Corporate Office Properties Trust (SBI)	22,855	600,401
Cousins Properties, Inc.	31,498	993,447
Crown Castle International Corp.	88,246	14,054,058
CTO Realty Growth, Inc.	1,106	46,596
CubeSmart	40,399	1,407,501
CyrusOne, Inc.	24,654	1,798,509
DiamondRock Hospitality Co.	38,886	318,865
Digital Realty Trust, Inc.	57,392	8,261,578
Diversified Healthcare Trust (SBI)	44,378	178,400
Douglas Emmett, Inc.	35,397	980,851
Duke Realty Corp.	76,125	3,011,505
Easterly Government Properties, Inc.	19,819	435,027
EastGroup Properties, Inc.	8,548	1,155,177
Empire State Realty Trust, Inc.	27,705	273,171
EPR Properties	15,296	606,333
Equinix, Inc.	18,244	13,499,830
Equity Commonwealth	23,633	673,777
Equity Lifestyle Properties, Inc.	35,065	2,133,355
Equity Residential (SBI)	70,375	4,337,915
Essential Properties Realty Trust, Inc.	23,265	484,377
Essex Property Trust, Inc.	13,399	3,210,534
Extra Space Storage, Inc.	26,405	3,004,625
Federal Realty Investment Trust (SBI)	14,228	1,245,804
First Industrial Realty Trust, Inc.	27,404	1,113,699
Four Corners Property Trust, Inc.	14,950	394,082
Franklin Street Properties Corp.	18,515	76,097
Gaming & Leisure Properties	44,272	1,820,907
Getty Realty Corp.	7,462	198,265
Gladstone Commercial Corp.	8,480	150,181
Gladstone Land Corp.	3,695	58,159
Global Medical REIT, Inc.	8,466	106,164
Global Net Lease, Inc.	17,238	277,704
Healthcare Realty Trust, Inc.	27,209	816,542
Healthcare Trust of America, Inc.	45,276	1,279,047
Healthpeak Properties, Inc.	110,254	3,269,031
Hersha Hospitality Trust	6,731	51,425
Highwoods Properties, Inc. (SBI)	21,100	791,039
Host Hotels & Resorts, Inc.	144,669	1,960,265
Hudson Pacific Properties, Inc.	32,879	770,684
Independence Realty Trust, Inc.	20,458	271,682
Industrial Logistics Properties Trust	14,524	308,054
Invitation Homes, Inc.	114,223	3,367,294
Iron Mountain, Inc.	58,913	1,983,601
iStar Financial, Inc.	14,457	219,457
JBG SMITH Properties	23,753	709,265
Kilroy Realty Corp.	21,519	1,218,621
Kimco Realty Corp.	88,056	1,453,805
Kite Realty Group Trust	15,868	252,936
Lamar Advertising Co. Class A	17,695	1,429,402
Lexington Corporate Properties Trust	56,148	575,517
Life Storage, Inc.	15,538	1,267,590
LTC Properties, Inc.	7,281	281,338
Mack-Cali Realty Corp.	16,290	207,372
Medical Properties Trust, Inc.	115,859	2,445,783
Mid-America Apartment Communities, Inc.	23,628	3,136,617
Monmouth Real Estate Investment Corp. Class A	20,854	361,400
National Health Investors, Inc.	8,873	575,325
National Retail Properties, Inc.	35,600	1,388,400
National Storage Affiliates Trust	13,481	492,596
New Senior Investment Group, Inc.	14,614	77,454
NexPoint Residential Trust, Inc.	4,272	168,616
Office Properties Income Trust	9,756	225,754
Omega Healthcare Investors, Inc.	46,844	1,696,690
Outfront Media, Inc.	31,364	571,766
Paramount Group, Inc.	34,626	307,825
Park Hotels & Resorts, Inc.	48,265	805,060
Pebblebrook Hotel Trust	27,956	513,831
Physicians Realty Trust	41,830	737,463
Piedmont Office Realty Trust, Inc. Class A	25,146	386,745
Plymouth Industrial REIT, Inc.	5,057	74,034
Potlatch Corp.	14,792	706,466
Preferred Apartment Communities, Inc. Class A	9,722	69,901
Prologis (REIT), Inc.	151,332	15,617,462
PS Business Parks, Inc.	3,998	544,208
Public Storage	31,178	7,096,736
QTS Realty Trust, Inc. Class A	12,801	833,345
Rayonier, Inc.	29,838	917,519
Realty Income Corp.	71,656	4,232,003
Regency Centers Corp.	32,424	1,529,764
Retail Opportunity Investments Corp.	24,545	345,839
Retail Properties America, Inc.	46,012	423,771
Retail Value, Inc.	2,178	33,999
Rexford Industrial Realty, Inc.	26,805	1,311,837
RLJ Lodging Trust	34,574	446,350
RPT Realty	15,877	146,862
Ryman Hospitality Properties, Inc.	11,203	726,515
Sabra Health Care REIT, Inc.	41,296	693,360
Safehold, Inc.	2,940	216,325
Saul Centers, Inc.	2,108	63,092
SBA Communications Corp. Class A	22,727	6,106,063
Seritage Growth Properties (a)(b)	7,124	126,878
Service Properties Trust	35,905	380,952
Simon Property Group, Inc.	67,030	6,229,098
SITE Centers Corp.	29,383	325,857
SL Green Realty Corp.	15,068	1,016,789
Spirit Realty Capital, Inc.	22,916	883,641
Stag Industrial, Inc.	32,466	967,487
Store Capital Corp.	49,836	1,545,913
Summit Hotel Properties, Inc.	20,942	169,630
Sun Communities, Inc.	22,024	3,152,295
Sunstone Hotel Investors, Inc.	42,259	452,171
Tanger Factory Outlet Centers, Inc.	18,539	286,057
Terreno Realty Corp.	15,246	862,619
The GEO Group, Inc. (b)	24,195	216,303
The Macerich Co. (b)	23,306	365,904
UDR, Inc.	61,023	2,346,334
UMH Properties, Inc.	7,969	117,144
Uniti Group, Inc.	46,556	573,104
Universal Health Realty Income Trust (SBI)	2,214	132,132
Urban Edge Properties	21,183	292,114
Urstadt Biddle Properties, Inc. Class A	5,258	72,718
Ventas, Inc.	76,912	3,543,336
VEREIT, Inc.	45,745	1,611,596
VICI Properties, Inc.	110,019	2,781,280
Vornado Realty Trust	32,231	1,281,505
Washington Prime Group, Inc.	3,517	49,590
Washington REIT (SBI)	15,775	346,104
Weingarten Realty Investors (SBI)	24,038	541,095
Welltower, Inc.	85,227	5,164,756
Weyerhaeuser Co.	152,697	4,762,619
Whitestone REIT Class B	7,110	55,458
WP Carey, Inc.	35,737	2,372,937
Xenia Hotels & Resorts, Inc.	24,338	352,171
		235,981,849
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,784	18,072
CBRE Group, Inc. (a)	68,679	4,188,045
eXp World Holdings, Inc. (a)	5,801	618,329
Forestar Group, Inc. (a)	2,799	60,151
Howard Hughes Corp. (a)	9,358	806,379
Jones Lang LaSalle, Inc. (a)	10,415	1,522,777
Kennedy-Wilson Holdings, Inc.	25,149	432,311
Marcus & Millichap, Inc. (a)	5,207	186,046
Newmark Group, Inc.	31,833	215,191
RE/MAX Holdings, Inc. (b)	3,335	120,794
Realogy Holdings Corp. (a)	24,399	346,466
Redfin Corp. (a)	21,029	1,497,475
The RMR Group, Inc.	2,666	98,322
The St. Joe Co. (b)	6,598	293,611
		10,403,969

TOTAL REAL ESTATE		246,385,818

UTILITIES - 2.6%
Electric Utilities - 1.6%
Allete, Inc.	10,532	661,831
Alliant Energy Corp.	50,735	2,468,258
American Electric Power Co., Inc.	101,462	8,209,290
Avangrid, Inc. (b)	11,501	532,151
Duke Energy Corp.	150,458	14,143,052
Edison International	77,054	4,481,461
Entergy Corp.	40,843	3,893,563
Evergy, Inc.	46,320	2,488,774
Eversource Energy	70,198	6,142,325
Exelon Corp.	199,530	8,292,467
FirstEnergy Corp.	110,806	3,408,393
Hawaiian Electric Industries, Inc.	21,647	715,650
IDACORP, Inc.	10,048	887,238
MGE Energy, Inc.	7,097	451,937
NextEra Energy, Inc.	400,788	32,411,726
NRG Energy, Inc.	49,620	2,054,764
OGE Energy Corp.	40,672	1,241,309
Otter Tail Corp.	8,453	335,500
Pinnacle West Capital Corp.	22,879	1,721,645
PNM Resources, Inc.	15,957	774,234
Portland General Electric Co.	18,556	784,733
PPL Corp.	156,741	4,337,023
Southern Co.	215,763	12,712,756
Xcel Energy, Inc.	107,453	6,875,917
		120,025,997
Gas Utilities - 0.1%
Atmos Energy Corp.	25,814	2,297,446
Chesapeake Utilities Corp. (b)	3,514	356,425
National Fuel Gas Co.	19,169	771,744
New Jersey Resources Corp.	20,260	709,303
Northwest Natural Holding Co.	5,721	267,228
ONE Gas, Inc.	11,549	844,578
South Jersey Industries, Inc.	20,478	473,042
Southwest Gas Holdings, Inc.	11,578	694,217
Spire, Inc.	11,376	696,097
UGI Corp.	41,997	1,511,472
		8,621,552
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	9,835	283,543
Class C (b)	13,890	430,312
Ormat Technologies, Inc. (b)	9,170	1,046,847
Sunnova Energy International, Inc. (a)	11,390	499,452
The AES Corp.	136,752	3,335,381
Vistra Corp.	100,942	2,015,812
		7,611,347
Multi-Utilities - 0.7%
Ameren Corp.	50,478	3,670,760
Avista Corp.	13,464	504,631
Black Hills Corp.	13,750	812,900
CenterPoint Energy, Inc.	112,060	2,363,345
CMS Energy Corp.	58,657	3,336,410
Consolidated Edison, Inc.	70,065	4,959,201
Dominion Energy, Inc.	166,579	12,141,943
DTE Energy Co.	39,358	4,672,582
MDU Resources Group, Inc.	42,482	1,116,852
NiSource, Inc.	78,698	1,743,161
NorthWestern Energy Corp.	11,079	603,473
Public Service Enterprise Group, Inc.	103,093	5,817,538
Sempra Energy	58,848	7,283,028
Unitil Corp.	2,677	109,141
WEC Energy Group, Inc.	64,433	5,728,094
		54,863,059
Water Utilities - 0.1%
American States Water Co.	8,069	623,411
American Water Works Co., Inc.	36,962	5,877,697
Cadiz, Inc. (a)(b)	6,446	71,937
California Water Service Group	10,837	592,134
Essential Utilities, Inc.	45,183	2,091,973
Middlesex Water Co.	4,574	364,090
SJW Corp.	5,168	341,967
York Water Co.	3,910	169,850
		10,133,059

TOTAL UTILITIES		201,255,014

TOTAL COMMON STOCKS
(Cost $6,072,077,111)		7,712,083,828
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (e)
(Cost $999,775)	1,000,000	999,837
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.09% (f)	29,762,408	$29,768,361
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	122,329,313	122,341,546
TOTAL MONEY MARKET FUNDS
(Cost $152,109,907)		152,109,907
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $6,225,186,793)		7,865,193,572
NET OTHER ASSETS (LIABILITIES) - (1.6)%(h)		(121,381,244)
NET ASSETS - 100%		$7,743,812,328

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	19	March 2021	$1,964,790	$75,268	$75,268
CME E-mini S&P 500 Index Contracts (United States)	116	March 2021	21,490,160	(13,292)	(13,292)
CME E-mini S&P MidCap 400 Index Contracts (United States)	5	March 2021	1,167,850	19,942	19,942
TOTAL FUTURES CONTRACTS					$81,918

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,052,223 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $999,837.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $1,269,598 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,907
Fidelity Securities Lending Cash Central Fund	136,947
Total	$145,854

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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